United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04791

                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.




[LOGO]ALLIANCEBERNSTEIN(SM)
      Investment Research and Management

AllianceBernstein Municipal Income Fund



Annual Report--October 31, 2004

Investment Products Offered
============================
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
============================


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

December 17, 2004

Annual Report
This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund (the "Portfolios") for the annual reporting period ended October 31, 2004.

Investment Objective and Policies
The five Portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. While these securities involve higher risk than higher-quality municipal obligations, they generally offer higher current yields.

Investment Results
The tables on pages 4-8 show performance for each Portfolio compared to their benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended October 31, 2004. For the 12-month period ended October 31, 2004, all of the AllianceBernstein Municipal Income Fund Portfolios' Class A shares, with the exception of the Insured California Portfolio, outperformed the benchmark, which represents the municipal bond market. A description of each Portfolio's relative performance versus the benchmark for the 12-month period ended October 31, 2004 follows.

National Portfolio - The National Portfolio's stronger relative performance was largely the result of being overweight in the industrial revenue bond, pre-refunded and health care sectors. The Portfolio benefited from security selection in the tobacco settlement, insured, special tax and general obligation sectors. Security selection in the industrial revenue bond sector detracted from performance.

California Portfolio - The California Portfolio's stronger relative performance was largely the result of security selection in the tobacco settlement, pre-refunded and insured sectors. Security selection in the industrial revenue bond sector detracted from performance.

New York Portfolio - The New York Portfolio's stronger relative performance was largely the result of security selection in the general obligation, special tax and insured sectors. Security selection in the industrial revenue bond sector detracted from performance.

Insured National Portfolio - The Insured National Portfolio's stronger relative performance was largely the result of security selection in the insured, pre-refunded and special tax sectors.

Insured California Portfolio - The Insured California Portfolio's relative underperformance compared to the benchmark was largely the result of security selection. Its investment in the pre-refunded and general obligation sectors contributed positively to performance.

Market Review and Investment Strategy
From October 31, 2003 to October 31, 2004, yields for long-term municipal bonds declined and yields for short-term municipal bonds rose. For example, yields for bonds maturing in


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 1

20 years declined by 0.37%; yields for 5-year bonds rose 0.21%. Institutional investors generated strong demand for bonds maturing in 20 years. Short maturity bond yields generally rose as investors anticipated a stronger economy and likely tighter monetary policy by the U.S. Federal Reserve. Over that time period, the long municipal bond market outperformed the taxable bond market. For example, the LB Municipal Index gained 6.03% during the 12-month reporting period ended October 31, 2004 while the LB U.S. Aggregate Index, representing taxable bonds, generated a return of 5.53% over the same period. The Treasury bond component of the LB U.S. Aggregate Index posted an even lower return of 4.97%. As of October 31, 2004, 30-year municipal bonds were yielding approximately 96% of comparable maturity Treasury bonds.

The low rate environment has resulted in continued strong demand for lower-rated bonds that carry higher yields. Bonds in sectors with generally lower credit profiles again led the market in performance; the industrial development and hospital sub-sectors of the LB Municipal Index, for example, generated returns of 10.47% and 8.52%, respectively. Several states, notably California, showed improved credit fundamentals compared to the beginning of 2004 and, as a result, their bonds outperformed the general market.

During the annual reporting period, the Fund's portfolio management team employed a number of investment strategies which included reducing the Fund's exposure to 30-year 5.0% coupon bonds and replacing the longer maturity bonds with 20- to 25-year 5.0%-5.25% coupon bonds. The team also increased the term structure diversification of the Fund's investment portfolio. In addition, the team focused on buying premium coupon callable bonds versus discount coupon bonds and non-callable bonds, and capitalized on the market's strong demand for yield by selling lower-rated bonds.

In Memory
It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Municipal Income Fund. Mr. Michel served the interests of the Fund's shareholders for the last 17 years. His hard work, dedication and contributions to the Fund will be greatly missed.


--------------------------------------------------------------------------------
2 o AllianceBernstein Municipal Income Fund

HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure
The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk
Price fluctuation in the Portfolios' securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.



(Historical Performance continued on next page)

--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 3

NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)



THE PORTFOLIO VS. ITS BENCHMARK            Returns
PERIODS ENDED OCTOBER 31, 2004      6 Months     12 Months
--------------------------------------------------------------
     National Portfolio
      Class A                        4.45%         6.92%
--------------------------------------------------------------
      Class B                        4.08%         6.18%
--------------------------------------------------------------
      Class C                        4.18%         6.28%
--------------------------------------------------------------
     LB Municipal Index              4.79%         6.03%
--------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/94 TO 10/31/04


National Portfolio Class A at NAV: $18,640

LB Municipal Index: $19,771

National Portfolio Class A at Offering: $17,848

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

         National Portfolio Class A at Offering      LB Municipal Index
--------------------------------------------------------------------------------
10/31/94                 $ 9,575                            $10,000
10/31/95                 $11,273                            $11,484
10/31/96                 $11,986                            $12,139
10/31/97                 $13,169                            $13,169
10/31/98                 $14,066                            $14,225
10/31/99                 $13,513                            $13,974
10/31/00                 $14,458                            $15,163
10/31/01                 $15,549                            $16,756
10/31/02                 $15,556                            $17,740
10/31/03                 $16,694                            $18,646
10/31/04                 $17,848                            $19,771


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund National Portfolio Class A shares (from 10/31/94 to 10/31/04) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains. Performance at net asset value
(NAV) does not reflect sales charges, which reduce total return figures.



See Historical Performance and Benchmark disclosures on page 3.
(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o AllianceBernstein Municipal Income Fund

CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


THE PORTFOLIO VS. ITS BENCHMARK            Returns
PERIODS ENDED OCTOBER 31, 2004      6 Months     12 Months
---------------------------------------------------------------
     California Portfolio
      Class A                         5.15%        7.80%
---------------------------------------------------------------
      Class B                         4.78%        7.05%
---------------------------------------------------------------
      Class C                         4.78%        7.05%
---------------------------------------------------------------
     LB Municipal Index               4.79%        6.03%
---------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/94 TO 10/31/04


California Portfolio Class A at NAV: $19,625

LB Municipal Index: $19,771

California Portfolio Class A at Offering: $18,791

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

         California Portfolio Class A at Offering    LB Municipal Index
----------------------------------------------------------------------------
10/31/94                 $ 9,575                           $10,000
10/31/95                 $11,254                           $11,484
10/31/96                 $12,061                           $12,139
10/31/97                 $13,276                           $13,169
10/31/98                 $14,363                           $14,225
10/31/99                 $14,105                           $13,974
10/31/00                 $15,290                           $15,163
10/31/01                 $16,280                           $16,756
10/31/02                 $16,899                           $17,740
10/31/03                 $17,431                           $18,646
10/31/04                 $18,791                           $19,771

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund California Portfolio Class A shares (from 10/31/94 to 10/31/04) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains. Performance at net asset value
(NAV) does not reflect sales charges, which reduce total return figures.



See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 5

NEW YORK PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)



THE PORTFOLIO VS. ITS BENCHMARK            Returns
PERIODS ENDED OCTOBER 31, 2004      6 Months     12 Months
--------------------------------------------------------------
     New York Portfolio
      Class A                         4.96%        6.58%
--------------------------------------------------------------
      Class B                         4.59%        5.85%
--------------------------------------------------------------
      Class C                         4.49%        5.85%
--------------------------------------------------------------
     LB Municipal Index               4.79%        6.03%
--------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/94 TO 10/31/04


New York Portfolio Class A at NAV: $19,484

LB Municipal Index: $19,771

New York Portfolio Class A at Offering: $18,656

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

         New York Portfolio Class A at Offering      LB Municipal Index
---------------------------------------------------------------------------
10/31/94                  $ 9,575                          $10,000
10/31/95                  $11,212                          $11,484
10/31/96                  $11,920                          $12,139
10/31/97                  $13,174                          $13,169
10/31/98                  $14,137                          $14,225
10/31/99                  $13,673                          $13,974
10/31/00                  $14,828                          $15,163
10/31/01                  $15,994                          $16,756
10/31/02                  $16,453                          $17,740
10/31/03                  $17,504                          $18,646
10/31/04                  $18,656                          $19,771


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund New York Portfolio Class A shares (from 10/31/94 to 10/31/04) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains. Performance at net asset value
(NAV) does not reflect sales charges, which reduce total return figures.



See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
6 o AllianceBernstein Municipal Income Fund

INSURED NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


THE PORTFOLIO VS. ITS BENCHMARK            Returns
PERIODS ENDED OCTOBER 31, 2004      6 Months     12 Months
---------------------------------------------------------------
     Insured National Portfolio
      Class A                          5.04%       6.42%
---------------------------------------------------------------
      Class B                          4.69%       5.60%
---------------------------------------------------------------
      Class C                          4.68%       5.71%
---------------------------------------------------------------
     LB Municipal Index                4.79%       6.03%
---------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/94 TO 10/31/04


Insured National Portfolio Class A at NAV: $19,514

LB Municipal Index: $19,771

Insured National Portfolio Class A at Offering: $18,684

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

         Insured National Portfolio Class A at Offering       LB Municipal Index
--------------------------------------------------------------------------------
10/31/94                 $ 9,575                                   $10,000
10/31/95                 $11,367                                   $11,484
10/31/96                 $12,214                                   $12,139
10/31/97                 $13,286                                   $13,169
10/31/98                 $14,235                                   $14,225
10/31/99                 $13,484                                   $13,974
10/31/00                 $14,545                                   $15,163
10/31/01                 $16,015                                   $16,756
10/31/02                 $16,514                                   $17,740
10/31/03                 $17,557                                   $18,646
10/31/04                 $18,684                                   $19,771

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund Insured National Portfolio Class A shares (from 10/31/94 to 10/31/04) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains. Performance at net asset value
(NAV) does not reflect sales charges, which reduce total return figures.



See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                     AllianceBernstein Municipal Income Fund o 7

INSURED CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)



THE PORTFOLIO VS. ITS BENCHMARK             Returns
PERIODS ENDED OCTOBER 31, 2004      6 Months     12 Months
----------------------------------------------------------------
     Insured California Portfolio
      Class A                         4.49%        5.75%
----------------------------------------------------------------
      Class B                         4.12%        5.02%
----------------------------------------------------------------
      Class C                         4.12%        5.02%
----------------------------------------------------------------
     LB Municipal Index               4.79%        6.03%
----------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/94 TO 10/31/04


Insured California Portfolio Class A at NAV: $19,606

LB Municipal Index: $19,771

Insured California Portfolio Class A at Offering: $18,773

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

         Insured California Portfolio Class A at Offering     LB Municipal Index
--------------------------------------------------------------------------------
10/31/94                     $ 9,575                                $10,000
10/31/95                     $11,422                                $11,484
10/31/96                     $12,084                                $12,139
10/31/97                     $13,194                                $13,169
10/31/98                     $14,197                                $14,225
10/31/99                     $13,666                                $13,974
10/31/00                     $15,039                                $15,163
10/31/01                     $16,568                                $16,756
10/31/02                     $17,170                                $17,740
10/31/03                     $17,752                                $18,646
10/31/04                     $18,773                                $19,771



This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund Insured California Portfolio Class A shares (from 10/31/94 to 10/31/04) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains. Performance at net asset value
(NAV) does not reflect sales charges, which reduce total return figures.



See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
8 o AllianceBernstein Municipal Income Fund

NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                     NAV Returns       SEC Returns
Class A Shares
1 Year                                  6.92%               2.39%
5 Years                                 5.72%               4.81%
10 Years                                6.42%               5.96%
SEC Yield*                              4.83%
Taxable Equivalent Yield**              7.85%

Class B Shares
1 Year                                  6.18%               3.18%
5 Years                                 5.02%               5.02%
10 Years(a)                             5.99%               5.99%
SEC Yield*                              4.33%
Taxable Equivalent Yield**              6.71%

Class C Shares
1 Year                                  6.28%               5.28%
5 Years                                 5.04%               5.04%
10 Years                                5.72%               5.72%
SEC Yield*                              4.33%
Taxable Equivalent Yield**              6.71%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                      1.84%
5 Years                                                     4.13%
10 Years                                                    5.59%

Class B Shares
1 Year                                                      2.59%
5 Years                                                     4.35%
10 Years(a)                                                 5.62%

Class C Shares
1 Year                                                      4.70%
5 Years                                                     4.37%
10 Years                                                    5.34%

(a) Assumes conversion of Class B shares into Class A shares after six years.
* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2004.
** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 9

CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                       NAV Returns       SEC Returns
Class A Shares
1 Year                                  7.80%               3.24%
5 Years                                 5.90%               4.99%
10 Years                                6.97%               6.51%
SEC Yield*                              4.40%

Taxable Equivalent Yield**              7.42%
Class B Shares
1 Year                                  7.05%               4.05%
5 Years                                 5.16%               5.16%
10 Years(a)                             6.51%               6.51%
SEC Yield*                              3.89%
Taxable Equivalent Yield**              6.28%

Class C Shares
1 Year                                  7.05%               6.05%
5 Years                                 5.16%               5.16%
10 Years                                6.22%               6.22%
SEC Yield*                              3.90%
Taxable Equivalent Yield**              6.28%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                      1.89%
5 Years                                                     4.45%
10 Years                                                    6.12%

Class B Shares
1 Year                                                      2.72%
5 Years                                                     4.65%
10 Years(a)                                                 6.11%

Class C Shares
1 Year                                                      4.72%
5 Years                                                     4.65%
10 Years                                                    5.82%

(a) Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
10 o AllianceBernstein Municipal Income Fund

NEW YORK PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                      NAV Returns        SEC Returns
Class A Shares
1 Year                                  6.58%               2.09%
5 Years                                 6.41%               5.49%
10 Years                                6.90%               6.43%
SEC Yield*                              4.40%
Taxable Equivalent Yield**              7.61%

Class B Shares
1 Year                                  5.85%               2.85%
5 Years                                 5.63%               5.63%
10 Years(a)                             6.43%               6.43%
SEC Yield*                              3.90%
Taxable Equivalent Yield**              6.49%

Class C Shares
1 Year                                  5.85%               4.85%
5 Years                                 5.62%               5.62%
10 Years                                6.11%               6.11%
SEC Yield*                              3.90%
Taxable Equivalent Yield**              6.49%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                      1.12%
5 Years                                                     4.95%
10 Years                                                    6.02%

Class B Shares
1 Year                                                      1.91%
5 Years                                                     5.09%
10 Years(a)                                                 6.01%

Class C Shares
1 Year                                                      4.02%
5 Years                                                     5.11%
10 Years                                                    5.71%

(a) Assumes conversion of Class B shares into Class A shares after six years.
* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2004.
** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 11

INSURED NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                     NAV Returns         SEC Returns
Class A Shares
1 Year                                  6.42%               1.89%
5 Years                                 6.74%               5.82%
10 Years                                6.91%               6.44%
SEC Yield*                              3.51%
Taxable Equivalent Yield**              7.23%

Class B Shares
1 Year                                  5.60%               2.60%
5 Years                                 6.00%               6.00%
10 Years(a)                             6.47%               6.47%
SEC Yield*                              2.98%
Taxable Equivalent Yield**              6.12%

Class C Shares
1 Year                                  5.71%               4.70%
5 Years                                 6.00%               6.00%
10 Years                                6.18%               6.18%
SEC Yield*                              2.99%
Taxable Equivalent Yield**              6.12%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                      0.23%
5 Years                                                     5.11%
10 Years                                                    5.95%

Class B Shares
1 Year                                                      0.94%
5 Years                                                     5.28%
10 Years(a)                                                 5.97%

Class C Shares
1 Year                                                      2.84%
5 Years                                                     5.28%
10 Years                                                    5.68%

(a) Assumes conversion of Class B shares into Class A shares after six years.
* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2004.
** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
12 o AllianceBernstein Municipal Income Fund

INSURED CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------
                                     NAV Returns        SEC Returns
Class A Shares
1 Year                                  5.75%               1.28%
5 Years                                 6.55%               5.64%
10 Years                                6.96%               6.50%
SEC Yield*                              3.84%
Taxable Equivalent Yield**              6.71%

Class B Shares
1 Year                                  5.02%               2.02%
5 Years                                 5.78%               5.78%
10 Years(a)                             6.49%               6.49%
SEC Yield*                              3.32%
Taxable Equivalent Yield**              5.59%

Class C Shares
1 Year                                  5.02%               4.02%
5 Years                                 5.78%               5.78%
10 Years                                6.17%               6.17%
SEC Yield*                              3.32%
Taxable Equivalent Yield**              5.59%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                      0.05%
5 Years                                                     5.20%
10 Years                                                    6.06%

Class B Shares
1 Year                                                      0.85%
5 Years                                                     5.34%
10 Years(a)                                                 6.04%

Class C Shares
1 Year                                                      2.78%
5 Years                                                     5.33%
10 Years                                                    5.73%

(a) Assumes conversion of Class B shares into Class A shares after six years.
* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2004.
** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 13

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning                Ending
                                          Account Value         Account Value      Expenses Paid
National Portfolio                          May 1, 2004      October 31, 2004      During Period*
--------------------------------------------------------------------------------------------------
Class A
Actual                                        $ 1,000             $ 1,044.47           $ 3.44
Hypothetical (5% return before expenses)      $ 1,000             $ 1,021.77           $ 3.40
--------------------------------------------------------------------------------------------------
Class B
Actual                                        $ 1,000             $ 1,040.82           $ 7.03
Hypothetical (5% return before expenses)      $ 1,000             $ 1,018.25           $ 6.95
--------------------------------------------------------------------------------------------------
Class C
Actual                                        $ 1,000             $ 1,041.82           $ 6.98
Hypothetical (5% return before expenses)      $ 1,000             $ 1,018.30           $ 6.90
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
14 o AllianceBernstein Municipal Income Fund

                                              Beginning               Ending
                                          Account Value         Account Value       Expenses Paid
California Portfolio                        May 1, 2004      October 31, 2004      During Period*
--------------------------------------------------------------------------------------------------
Class A
Actual                                        $ 1,000             $ 1,051.45           $ 3.92
Hypothetical (5% return before expenses)      $ 1,000             $ 1,021.32           $ 3.86
--------------------------------------------------------------------------------------------------
Class B
Actual                                        $ 1,000             $ 1,047.76           $ 7.52
Hypothetical (5% return before expenses)      $ 1,000             $ 1,017.80           $ 7.41
--------------------------------------------------------------------------------------------------
Class C
Actual                                        $ 1,000             $ 1,047.76           $ 7.52
Hypothetical (5% return before expenses)      $ 1,000             $ 1,017.80           $ 7.41
--------------------------------------------------------------------------------------------------




New York Portfolio
--------------------------------------------------------------------------------------------------
Class A
Actual                                        $ 1,000             $ 1,049.55           $ 2.94
Hypothetical (5% return before expenses)      $ 1,000             $ 1,022.27           $ 2.90
--------------------------------------------------------------------------------------------------
Class B
Actual                                        $ 1,000             $ 1,045.93           $ 6.53
Hypothetical (5% return before expenses)      $ 1,000             $ 1,018.75           $ 6.44
--------------------------------------------------------------------------------------------------
Class C
Actual                                        $ 1,000             $ 1,044.87           $ 6.53
Hypothetical (5% return before expenses)      $ 1,000             $ 1,018.75           $ 6.44
--------------------------------------------------------------------------------------------------




Insured National Portfolio
--------------------------------------------------------------------------------------------------
Class A
Actual                                        $ 1,000             $ 1,050.39           $ 5.26
Hypothetical (5% return before expenses)      $ 1,000             $ 1,020.01           $ 5.18
--------------------------------------------------------------------------------------------------
Class B
Actual                                        $ 1,000             $ 1,046.86           $ 8.80
Hypothetical (5% return before expenses)      $ 1,000             $ 1,016.54           $ 8.67
--------------------------------------------------------------------------------------------------
Class C
Actual                                        $ 1,000             $ 1,046.84           $ 8.80
Hypothetical (5% return before expenses)      $ 1,000             $ 1,016.54           $ 8.67
--------------------------------------------------------------------------------------------------




Insured California Portfolio
--------------------------------------------------------------------------------------------------
Class A
Actual                                        $ 1,000             $ 1,044.93           $ 4.93
Hypothetical (5% return before expenses)      $ 1,000             $ 1,020.31           $ 4.88
--------------------------------------------------------------------------------------------------
Class B
Actual                                        $ 1,000             $ 1,041.24           $ 8.52
Hypothetical (5% return before expenses)      $ 1,000             $ 1,016.79           $ 8.42
--------------------------------------------------------------------------------------------------
Class C
Actual                                        $ 1,000             $ 1,041.24           $ 8.47
Hypothetical (5% return before expenses)      $ 1,000             $ 1,016.84           $ 8.36
--------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 15

* Expenses are equal to the classes' annualized expense ratios, shown in the table below, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

                            Annualized Expense Ratio
            -----------------------------------------------------------------
                                                      Insured        Insured
            National    California      New York     National     California
-----------------------------------------------------------------------------
Class A       0.67%        0.76%         0.57%         1.02%         0.96%
Class B       1.37%        1.46%         1.27%         1.71%         1.66%
Class C       1.36%        1.46%         1.27%         1.71%         1.65%
-----------------------------------------------------------------------------


--------------------------------------------------------------------------------
16 o AllianceBernstein Municipal Income Fund

BOND RATING SUMMARY*
October 31, 2004


NATIONAL PORTFOLIO
   33.5%    AAA
   11.1%    AA
   17.7%    A                  [PIE GRAPH OMITTED]
   23.7%    BBB
   10.9%    BB
    3.1%    B



CALIFORNIA PORTFOLIO
   51.4%    AAA
    3.5%    AA
   14.5%    A                  [PIE GRAPH OMITTED]
   21.2%    BBB
    8.5%    BB
    0.9%    B



NEW YORK PORTFOLIO
   37.1%    AAA
   19.9%    AA
   23.2%    A                  [PIE GRAPH OMITTED]
   10.2%    BBB
    9.1%    BB
    0.5%    B



* All data are as of October 31, 2004. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 17

BOND RATING SUMMARY*
October 31, 2004

INSURED NATIONAL PORTFOLIO
   71.6%    AAA
   25.1%    AA                       [PIE GRAPH OMITTED]
    3.3%    A



INSURED CALIFORNIA PORTFOLIO
   91.6%    AAA
    4.0%    AA                       [PIE GRAPH OMITTED]
    4.4%    A



* All data are as of October 31, 2004. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
18 o AllianceBernstein Municipal Income Fund

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2004

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-98.6%

Long-Term Municipal Bonds-98.2%
Arizona-1.3%
Estrella Mtn Ranch CFD
     (Desert Village) Ser 02
     7.375%, 7/01/27 .........................        $ 2,911 $        2,985,551
Sundance CFD
     Ser 02
     7.75%, 7/01/22 ..........................            1,000        1,018,710
Vistancia CFD
     Ser 02
     6.75%, 7/15/22 ..........................            2,000        2,052,680
                                                                    ------------
                                                                       6,056,941
                                                                    ------------
California-7.6%
California Dept Wtr Rev
     FSA Ser 03
     8.649%, 5/01/11(a) ......................            2,650        3,318,966
California Dept Wtr Rev
     Ser 02A
     5.375%, 5/01/22 .........................            2,000        2,171,320
California GO
     AMBAC Ser 02B
     5.00%, 4/01/27 ..........................            2,650        2,722,557
     AMBAC Ser 03
     5.00%, 2/01/33 ..........................            1,000        1,028,660
California GO
     Ser 02
     5.25%, 2/01/30-4/01/30 ..................            2,625        2,722,996
     Ser 03
     5.00%, 2/01/33 ..........................            1,400        1,418,956
     5.25%, 2/01/24 ..........................            2,000        2,130,120
     Ser 04
     5.00%, 2/01/33 ..........................            3,650        3,715,554
     5.125%, 2/01/28 .........................            1,500        1,551,060
California PCR
     (So Calif) Ser 86A
     2.00%, 2/28/08 ..........................            7,500        7,431,900
Chula Vista IDR
     (San Diego Gas) Ser 96A
     5.30%, 7/01/21 ..........................            4,000        4,223,160
Manteca Uni Sch Dist
     MBIA Ser 01
     Zero coupon, 9/01/31(b) .................           11,910        2,807,068
San Jose MFHR
     (Almaden Apts) Ser 01G AMT
     5.35%, 7/15/34 ..........................            1,610        1,684,060
                                                                    ------------
                                                                      36,926,377
                                                                    ------------


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 19

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------

Colorado-1.2%
Colorado HFA SFMR
     (Mtg Rev) Ser 99A-2 AMT
     6.45%, 4/01/30 ................................     $ 1,125 $     1,164,004
Colorado Hlth Fac Hosp Rev
     (Vail Valley) Ser 01
     5.80%, 1/15/27 ................................         1,300     1,354,912
Colorado Hlth Facs Auth Rev
     (Parkview Med Ctr) Ser 04
     5.00%, 9/01/25 ................................         1,125     1,124,314
Denver City & Cnty Arpt Auth
     (United Airlines) Ser 92A AMT
     6.875%, 10/01/32(c) ...........................         3,075     2,235,525
                                                                    ------------
                                                                       5,878,755
                                                                    ------------
Connecticut-1.7%
Connecticut Dev Auth PCR
     (Ct Light & Pwr Co Proj) Ser 93 AMT
     5.95%, 9/01/28 ................................         8,000     8,430,640
                                                                    ------------
Florida-20.6%
Beacon Tradeport CDD
     Ser 02B
     7.25%, 5/01/33 ................................         1,770     1,876,554
Bonnet Creek CDD
     Ser 02
     7.25%, 5/01/18 ................................         2,000     2,115,140
Clay Cnty CDD
     (Crossings at Fleming Island) Ser 00C
     7.05%, 5/01/15 ................................         2,085     2,226,280
Collier Cnty CFD
     (Fiddlers Creek) Ser 96
     7.50%, 5/01/18 ................................         1,040     1,097,772
Collier Cnty IDR
     (Southern St Util) Ser 96 AMT
     6.50%, 10/01/25 ...............................         3,605     3,766,864
Dade Cnty Arpt Rev
     (Miami Int'l) MBIA Ser 95B AMT
     6.00%, 10/01/24 ...............................         4,730     4,944,553
Gateway CDD
     (Sun City Center)
     5.50%, 5/01/10 ................................           765       782,411
Jacksonville Elec Auth
     Ser 02A
     5.50%, 10/01/41 ...............................         3,750     4,069,387
Jacksonville Hosp Rev
     (Mayo Clinic) Ser 01C
     5.50%, 11/15/36 ...............................         7,500     7,882,950


--------------------------------------------------------------------------------
20 o AllianceBernstein Municipal Income Fund

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------

Lee Cnty CDD
     (Miromar Lakes) Ser 00A
     7.25%, 5/01/12 ............................       $ 4,485       $ 4,763,698
Lee Cnty CDD
     (Stoneybrook) Ser 98
     5.70%, 5/01/08 ............................              90          91,737
Lee Cnty CFD
     (Herons Glen) Ser 99
     6.00%, 5/01/29 ............................          10,310      10,491,559
Lee Cnty HFA SFMR
     (Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
     7.20%, 3/01/33 ............................             210         211,754
Manatee Cnty CDD
     (Tara) Ser 00A
     7.15%, 5/01/31 ............................           1,905       2,023,491
     (Tara) Ser 00B
     6.75%, 5/01/10 ............................              80          84,993
Marshall Creek CDD
     Ser 02
     6.625%, 5/01/32 ...........................           1,730       1,813,282
Miami Beach Hosp Rev
     (Mt Sinai Med Center) Ser 01A
     6.80%, 11/15/31 ...........................           3,500       3,638,145
Miami Dade Cnty HFA MFHR
     (Marbrisa Apts) FSA Ser 00-2A AMT
     6.15%, 8/01/38 ............................           4,200       4,510,170
Northern Palm Beach Cnty
     (ABACOA) Ser 96A
     7.20%, 8/01/16 ............................           8,000       8,872,720
     7.30%, 8/01/27 ............................           8,000       8,886,400
Orange Cnty HFA MFHR
     (Seminole Pt Proj) Ser 99L AMT
     5.80%, 6/01/32 ............................           6,855       7,123,853
Orlando Assess Dist
     (Conroy Rd Proj) Ser 98A
     5.80%, 5/01/26 ............................           3,250       3,302,975
Pasco Cnty HFA MFHR
     (Pasco Woods Apts) Ser 99A AMT
     5.90%, 8/01/39 ............................           3,690       3,837,858
Pier Park CDD
     Ser 02-1
     7.15%, 5/01/34 ............................           4,700       4,929,031
Preserve at Wilderness Lake CDD
     Ser 02B
     6.20%, 11/01/08 ...........................             420         430,265
Volusia Cnty Ed Fac
     (Embry-Riddle Aero Univ) Ser 96A
     6.125%, 10/15/26 ..........................           4,135       4,304,039
Westchester CDD
     Ser 03
     6.00%, 5/01/23 ............................           2,000       2,034,120
                                                                    ------------
                                                                     100,112,001
                                                                    ------------


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 21

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------

Illinois-2.3%
Chicago Arpt Rev
     (O'Hare Int'l Arpt) XLCA Ser 03B-1
     5.25%, 1/01/34 ..............................        $ 3,400 $    3,530,866
Chicago HFA SFMR
     (Mtg Rev) GNMA/FNMA/FHLMC Ser 98A
AMT
     6.45%, 9/01/29 ..............................            685        706,023
Chicago HFA SFMR
     (Mtg Rev) GNMA/FNMA/FHLMC Ser 98C-1
AMT
     6.30%, 9/01/29 ..............................            495        515,018
Chicago HFA SFMR
     (Mtg Rev) GNMA/FNMA/FHLMC Ser 99A AMT
     6.35%, 10/01/30 .............................            645        670,980
Chicago HFA SFMR
     (Mtg Rev) GNMA/FNMA/FHLMC Ser 99C AMT
     7.05%, 10/01/30 .............................            265        269,553
Chicago Spec Assess
     (Lake Shore East) Ser 03
     6.75%, 12/01/32 .............................          3,500      3,649,695
Met Pier & Expo Auth Spec Tax Rev
     (McCormick Place) MBIA Ser 02A
     5.25%, 6/15/42 ..............................          1,750      1,821,575
                                                                    ------------
                                                                      11,163,710
                                                                    ------------
Indiana-0.3%
Hendricks Cnty Bldg Facs Corp
     (First Mtg) Ser 04
     5.50%, 7/15/23 ..............................          1,165      1,283,632
                                                                    ------------
Louisiana-1.1%
De Soto Parish PCR
     (Int'l Paper Co) Ser 02A
     5.00%, 10/01/12 .............................          4,000      4,263,840
Louisiana Arpt Fac
     (Cargo ACQ Grp) Ser 02 AMT
     6.65%, 1/01/25 ..............................          1,190      1,251,928
                                                                    ------------
                                                                       5,515,768
                                                                    ------------
Maine-0.5%
Jay PCR
     (Int'l Paper) Ser 99A AMT
     6.25%, 9/01/23 ..............................          2,300      2,412,677
                                                                    ------------
Maryland-2.4%
Maryland CDA SFMR
                  (Mtg Rev) Ser 00A AMT
     6.10%, 7/01/38 ..............................          6,285      6,592,651
Maryland IDR
     (Med Waste Assoc) Ser 89 AMT
     8.75%, 11/15/10 .............................          1,225      1,082,422


--------------------------------------------------------------------------------
22 o AllianceBernstein Municipal Income Fund

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------

Tax Exempt Municipal Infrastructure
     Ser 04A
     3.80%, 5/01/08(d) ...........................      $ 4,035     $  4,098,390
                                                                    ------------
                                                                      11,773,463
                                                                    ------------
Massachusetts-7.3%
Massachusetts Dev Fin Agy Hlth Fac
     (Seven Hills) Asset Gty Ser 99
     5.15%, 9/01/28 ..............................          6,035      6,154,855
Massachusetts GO
     FSA Ser 04D
     5.00%, 11/01/24 .............................          1,100      1,162,865
Massachusetts GO
     Ser 02C
     5.25%, 11/01/30 .............................          1,780      2,010,154
Massachusetts GO
     Ser 02C Prerefunded
     5.25%, 11/01/30 .............................          3,220      3,636,346
Massachusetts Port Auth
     Ser 99D AMT
     6.00%, 7/01/29 ..............................          7,500      8,266,650
Massachusetts Port Auth Spec Fac
     (BosFuel Corp) MBIA Ser 97 AMT
     6.00%, 7/01/36 ..............................         11,920     12,720,547
New England Student Loan Rev
     Ser 93H AMT
     6.90%, 11/01/09 .............................          1,500      1,704,195
                                                                    ------------
                                                                      35,655,612
                                                                    ------------
Michigan-5.1%
Detroit Local Dev Fin Auth
     (DaimlerChrysler Assembly Plant) Ser 98A
     5.50%, 5/01/21 ..............................            545        454,977
Michigan HDA MFHR
     (Rental Rev) AMBAC Ser 97A AMT
     6.10%, 10/01/33 .............................          1,000      1,041,930
Michigan Hosp Rev
     (Sparrow Med Ctr) Ser 01
     5.625%, 11/15/36 ............................          2,650      2,740,922
Michigan Hosp Rev
     (Trinity Health) Ser 00A
     6.00%, 12/01/27 .............................          4,515      4,953,271
Michigan Strategic Fund PCR
     (Detroit Edison) Ser 01B AMT
     5.65%, 9/01/29 ..............................            500        518,235
Midland Cnty PCR
     (CMS Energy) Ser 00A AMT
     6.875%, 7/23/09 .............................          8,000      8,334,720
Saginaw Hosp Rev
     (Covenant Med Ctr) Ser 00F
     6.50%, 7/01/30 ..............................          6,125      6,748,096
                                                                    ------------
                                                                      24,792,151
                                                                    ------------


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 23

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------

Minnesota-1.4%
Minn-St Paul Met Arpt Rev
     FGIC Ser 00B AMT
     6.00%, 1/01/21 ..............................      $ 3,520 $      3,869,430
Shakopee Hlth Care Facs Rev
     (St. Francis Regl Med Ctr) Ser 04
     5.10%, 9/01/25 ..............................          2,700      2,702,646
                                                                    ------------
                                                                       6,572,076
                                                                    ------------
Mississippi-0.4%
Warren Cnty PCR
     (Int'l Paper) Ser 99A AMT
     6.25%, 9/01/23 ..............................          1,800      1,888,182
                                                                    ------------
Missouri-0.4%
Kansas City Arpt Fac Rev
     (Cargo ACQ Grp) Ser 02
     6.25%, 1/01/30 ..............................          1,990      2,012,726
                                                                    ------------
Nevada-1.6%
Carson City Hosp Rev
     (Carson-Tahoe Hosp Proj) Radian Ser 03A
     5.125%, 9/01/29 .............................          2,700      2,741,499
North Las Vegas CDD
     Ser 03
     6.40%, 12/01/22 .............................          1,000      1,030,090
Reno Spec Tax Rev
     AMBAC Ser 02
     5.25%, 6/01/41 ..............................          4,000      4,149,240
                                                                    ------------
                                                                       7,920,829
                                                                    ------------
New Hampshire-0.9%
New Hampshire Bus Fin Auth PCR
     (Public Service Co) Ser 93E AMT
     6.00%, 5/01/21 ..............................          4,000      4,202,000
                                                                    ------------
New Jersey-5.9%
New Jersey Eco Dev Auth
     (Continental Airlines) Ser 00 AMT
     7.20%, 11/15/30 .............................            900        720,126
New Jersey Eco Dev Auth Rev
     (Cigarette Tax) FGIC Ser 04
     5.00%, 6/15/12 ..............................         12,000     13,246,440
New Jersey Eco Dev Auth Rev
     (Rols II-R 305) FGIC Ser 04
     8.12%, 6/15/13 ..............................          8,100      9,797,112
New Jersey Ed Facs Auth
     AMBAC Ser 03
     8.65%, 9/01/21(a) ...........................          4,000      4,791,360
                                                                    ------------
                                                                      28,555,038
                                                                    ------------


--------------------------------------------------------------------------------
24 o AllianceBernstein Municipal Income Fund

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------
New York-5.0%
Grand Central
     Ser 04-394
     7.93%, 1/01/12(a) ...........................        $ 1,785    $ 2,072,296
New York City Mun Wtr Fin Auth
     Ser 04-401
     13.86%, 12/15/11(a) .........................          1,495      2,067,944
New York GO
     Ser 03
     5.50%, 8/01/21 ..............................          5,000      5,503,450
     5.75%, 3/01/15-3/01/17 ......................          4,250      4,854,468
New York GO
     Ser 04I
     5.00%, 8/01/21 ..............................          1,000      1,053,930
     Ser 97A Prerefunded
     6.25%, 8/01/17 ..............................          5,750      6,256,230
New York IDA
     (Lycee Francais) ACA Ser 02C
     6.80%, 6/01/28 ..............................          2,500      2,583,900
                                                                    ------------
                                                                      24,392,218
                                                                    ------------
Ohio-4.8%
Cuyahoga Cnty Port Auth Rev
     Ser 01
     7.35%, 12/01/31 .............................          5,400      5,666,922
Franklin Cnty
     (OCLC Online Computer Libry Ctr) Ser 98
     5.20%, 10/01/20 .............................          1,200      1,277,604
Toledo Lucas Cnty Port Auth Rev
     (Crocker Park Proj) Ser 03
     5.375%, 12/01/35 ............................          5,000      5,177,400
Toledo Lucas Cnty Port Fac Rev
     (CSX Transp) Ser 92
     6.45%, 12/15/21 .............................          9,730     11,290,303
                                                                    ------------
                                                                      23,412,229
                                                                    ------------
Oregon-0.8%
Oregon Hsg Dev Agy SFMR
                  (Mtg Rev) Ser 02B AMT
     5.45%, 7/01/32 ..............................          3,580      3,659,082
Pennsylvania-4.8%
Montgomery Cnty Hosp Rev
     (Abington Mem Hosp) Ser 02A
     5.125%, 6/01/32 .............................          2,000      2,025,820
Pennsylvania HFA
     FSA Ser 03-1235
     6.08%, 6/01/08(a) ...........................            785        785,000
Pennsylvania HFA
     Ser 04-1263 AMT
     4.185%, 6/01/07(a) ..........................            855        854,102
Pennsylvania HFA SFMR
     (Mtg Rev) Ser 03 AMT
     2.28%, 6/01/08(a) ...........................          4,708      4,707,692


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 25

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------

Pennsylvania Hgr Ed Hosp Rev
     (UPMC) Ser 01A
     6.00%, 1/15/31 ................................     $ 3,845     $ 4,104,883
South Central Hosp Rev
     (Wellspan Hlth) MBIA Ser 01
     5.25%, 5/15/31(e) .............................         3,800     3,931,366
Washington Cnty
     Capital Funding AMBAC Ser 99
     6.15%, 12/01/29 ...............................         6,480     6,893,230
                                                                     -----------
                                                                      23,302,093
                                                                     -----------
Puerto Rico-0.7%
Puerto Rico Commonwealth
     MBIA Ser 04-441
     16.70%, 1/01/09(a) ............................         2,125     3,254,013
                                                                     -----------
Rhode Island-0.4%
Rhode Island Solid Waste Disp Rev
     (Waste Management, Inc. Proj) Ser 04A AMT
     2.75%, 4/01/16 ................................         2,000     1,990,660
                                                                     -----------
South Carolina-0.1%
Richland Lexington Arpt Rev
     (Columbia Met Arpt) FSA Ser 04
     5.125%, 1/01/25 ...............................           500       513,100
                                                                     -----------
Texas-15.5%
Alliance Arpt Fac
     (Federal Express) Ser 96 AMT
     6.375%, 4/01/21 ...............................        12,550    13,186,536
Corpus Christi Arpt Rev
     (Corpus Christi Int'l) FSA Ser 00B
     5.375%, 2/15/30 ...............................         7,100     7,459,260
Dallas Fort Worth Arpt Rev
     FGIC Ser 01 AMT
     5.50%, 11/01/35 ...............................        20,000    20,919,400
Dallas Fort Worth Arpt Rev
     MBIA Ser 03M AMT
     5.25%, 11/01/25 ...............................         5,000     5,238,450
Ector Cnty Sch Dist
     Ser 03
     5.25%, 8/15/27 ................................         3,000     3,164,490
Grapevine Arpt Rev
     (Cargo ACQ Grp) Ser 02 AMT
     6.50%, 1/01/24 ................................         1,000     1,045,050
Houston Arpt Fac
     (Continental Airlines)
     Ser 01E AMT
     7.00%, 7/01/29 ................................         2,750     2,176,515
     (Continental Airlines)
     Ser 98C AMT
     5.70%, 7/15/29 ................................         4,000     2,683,680


--------------------------------------------------------------------------------
26 o AllianceBernstein Municipal Income Fund

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------

Houston Arpt Rev
     (Cargo ACQ Grp)
     Ser 02 AMT
     6.375%, 1/01/23 .................................    $ 3,000 $    3,091,290
Richardson Hosp Auth Rev
     (Richardson Regional) Ser 04
     5.875%, 12/01/24 ................................        2,310    2,391,635
     6.00%, 12/01/19 .................................        1,830    1,976,510
San Antonio GO
     Ser 02 Unrefunded
     5.00%, 2/01/22 ..................................        3,060    3,197,792
     Ser 02 Prerefunded
     5.00%, 2/01/22 ..................................           40       44,923
Seguin Hgr Ed Rev
     (Texas Lutheran Univ Proj) Ser 04
     5.25%, 9/01/28 ..................................        1,000      982,650
Texas Turnpike Auth
     AMBAC Ser 04-284
     10.917%, 8/15/39(a) .............................        3,000    3,571,740
Tyler Hosp Rev
     (Mother Francis Regl Hlth) Ser 01
     6.00%, 7/01/31 ..................................        3,900    4,049,955
                                                                    ------------
                                                                      75,179,876
                                                                    ------------
Virginia-1.4%
Arlington IDA Hosp Rev
     (Arlington Hlth Sys) Ser 01
     5.25%, 7/01/31 ..................................        1,000    1,027,410
Bell Creek CDD
     Ser 03A
     6.75%, 3/01/22 ..................................        2,647    2,719,369
Broad St CDD
     Ser 03
     7.50%, 6/01/33 ..................................        3,000    3,019,440
                                                                    ------------
                                                                       6,766,219
                                                                    ------------
Washington-0.5%
Washington
     Tobacco Settlement Bonds Ser 02
     6.625%, 6/01/32 .................................        2,545    2,455,823
                                                                    ------------
Wisconsin-1.7%
Franklin SWR
     (Waste Management) Ser 03 AMT
     2.50%, 4/01/16 ..................................        6,000    5,985,060
Milwaukee Arpt Rev
     (Cargo ACQ Grp) Ser 02 AMT
     6.50%, 1/01/25 ..................................        2,345    2,425,926
                                                                    ------------
                                                                       8,410,986
                                                                    ------------
U. S. Virgin Islands-0.5%
Virgin Islands Pub Fin Auth
     FSA Ser 03A-1233
     15.818%, 10/01/11(a) ............................          255      419,437


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 27

                                                     Principal
                                                        Amount
                                                         (000)             Value
--------------------------------------------------------------------------------

Virgin Islands Pub Fin Auth
     FSA Ser 03B-1233
     15.818%, 10/01/14(a) ......................    $        150    $    247,830
Virgin Islands Pub Fin Auth
     FSA Ser 03C-1233
     17.077%, 10/01/15(a) ......................             210         361,515
Virgin Islands Pub Fin Auth
     FSA Ser 03D-1233
     17.077%, 10/01/16(a) ......................             540         932,213
Virgin Islands Pub Fin Auth
     FSA Ser 03E-1233
     17.077%, 10/01/17(a) ......................             330         558,399
                                                                    ------------
                                                                       2,519,394
                                                                    ------------
Total Long-Term Municipal Bonds
     (cost $453,229,301) .......................                     477,008,271
                                                                    ------------
Short-Term Municipal Notes(f)-0.4%
Massachusetts-0.2%
Massachusetts GO
     (Central Artery) Ser 00A
     1.74%, 12/01/30 ...........................             900         900,000
                                                                    ------------
Texas-0.2%
Harris Cnty Hlth Facs Dev Corp Rev
     (Methodist Hosp) Ser 02
     1.74%, 12/01/32 ...........................           1,000       1,000,000
                                                                    ------------
Total Short-Term Municipal Notes
     (cost $1,900,000) .........................                       1,900,000
                                                                    ------------
Total Investments-98.6%
     (cost $455,129,301) .......................                     478,908,271
Other assets less liabilities-1.4% .............                       6,681,295
                                                                    ------------
Net Assets-100% ................................                    $485,589,566
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                        Rate Type
                                                ---------------------------
                                                  Payments       Payments
                        Notional                    made         received        Unrealized
     Swap                Amount   Termination      by the          by the       Appreciation/
     Counterparty        (000)        Date       Portfolio       Portfolio     (Depreciation)
----------------------------------------------------------------------------------------------
     Goldman Sachs     $28,700      02/03/06     76.48% of        BMA*          $   1,603
                                             1 Month LIBOR+
     Goldman Sachs       7,500      03/01/06     2.255%           BMA*            (32,641)
     J.P. Morgan         8,700      11/18/04     1.297%           BMA*              5,320
     J.P. Morgan        11,200      06/08/05     1.250%           BMA*             43,083
     Merrill Lynch       6,735      01/29/05     1.250%           BMA*              7,650
     Merrill Lynch      28,700      02/03/06      BMA*         85.10% of           75,378
                                                           1 Month LIBOR+


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


--------------------------------------------------------------------------------
28 o AllianceBernstein Municipal Income Fund

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c) Security is in default and is non-income producing.

(d) Security exempt from Registration under Rule 144A of the Securities Act of 1933. This security is considered to be liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2004, the market value of this security amounted to $4,089,390 representing 0.84% of net assets.

(e) Represents entire or partial position segregated as collateral for interest rate swap.

(f) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

    Glossary of Terms:
    ACA    - American Capital Access Financial Guaranty Corporation
    AMBAC  - American Municipal Bond Assurance Corporation
    AMT    - Alternative Minimum Tax - (subject to)
    CDA    - Community Development Administration
    CDD    - Community Development District
    CFD    - Community Facilities District
    FGIC   - Financial Guaranty Insurance Company
    FHLMC  - Federal Home Loan Mortgage Corporation
    FNMA   - Federal National Mortgage Association
    FSA    - Financial Security Assurance Inc.
    GNMA   - Government National Mortgage Association
    GO     - General Obligation
    HDA    - Housing Development Authority
    HFA    - Housing Finance Authority
    IDA    - Industrial Development Authority
    IDR    - Industrial Development Revenue
    MBIA   - Municipal Bond Investors Assurance
    MFHR   - Multi-Family Housing Revenue
    PCR    - Pollution Control Revenue
    SFMR   - Single Family Mortgage Revenue
    SWR    - Solid Waste Revenue
    UPMC   - University of Pennslyvania Medical Center
    XLCA   - XL Capital Assurance Inc.



See notes to financial statements.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 29

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2004

                                            Principal
                                               Amount
                                                (000)        Value
--------------------------------------------------------------------
MUNICIPAL BONDS-100.2%

Long-Term Municipal Bonds-98.6%
Alabama-0.7%
Jefferson Cnty Wtr & Swr Rev
     FGIC Ser 02B
     5.00%, 2/01/41(a) ..................  $       625  $   706,631
Jefferson Cnty Wtr & Swr Rev
     FGIC Ser 02B Prerefunded
     5.00%, 2/01/41 .....................          375      418,508
                                                        -----------
                                                          1,125,139
                                                        -----------
Alaska-4.1%
Alaska HFC SFMR
     (Mtg Rev) MBIA Ser 97A
     6.00%, 6/01/27 .....................        6,500    6,751,160
                                                        -----------
California-10.4%
California GO
     5.125%, 2/01/28 ....................        1,500    1,551,060
     AMBAC Ser 02B
     5.00%, 4/01/27 .....................        3,000    3,082,140
     AMBAC Ser 03
     5.00%, 2/01/33 .....................        1,365    1,404,121
     FSA Ser 03
     5.00%, 2/01/29 .....................        3,645    3,760,109
     Ser 02
     5.25%, 2/01/30 .....................        2,000    2,074,180
     Ser 04
     5.25%, 4/01/27 .....................        1,000    1,051,810
Golden St
     Tob Settlement Bonds XLCA Ser 03
     5.50%, 6/01/33 .....................        2,000    2,156,160
San Bernardino Cnty Redev
     (Ontario Proj 331) MBIA Ser 93 ETM
     5.80%, 8/01/23 .....................        2,000    2,026,760
                                                        -----------
                                                         17,106,340
                                                        -----------
Colorado-8.8%
Denver City & Cnty Arpt Rev
     MBIA Ser 95A
     5.70%, 11/15/25 ....................        6,375    6,731,745
Northwest Parkway Toll Rev
     FSA Ser 01C
     5.80%, 6/15/25(b) ..................       10,000    7,802,500
                                                        -----------
                                                         14,534,245
                                                        -----------


--------------------------------------------------------------------------------
30 o AllianceBernstein Municipal Income Fund

                                                      Principal
                                                         Amount
                                                          (000)    Value
--------------------------------------------------------------------------------

Connecticut-1.8%
Connecticut GO
     MBIA Ser 04-412
     7.96%, 12/01/11(c) ..........................    $     2,500    $ 3,039,350
                                                                     -----------
Florida-1.9%
Volusia Cnty Hlth Fac
     (John Knox Village) Asset Gty Ser 96A
     6.00%, 6/01/17 ..............................          3,000      3,173,730
                                                                     -----------
Illinois-6.9%
Chicago Arpt Rev
     (O'Hare Int'l Arpt) XLCA Ser 03
     5.25%, 1/01/34 ..............................          1,700      1,765,433
Chicago Stadium Rev
     (Soldier Field) AMBAC Ser 01
     5.50%, 6/15/30(b) ...........................         10,000      7,804,900
Met Pier & Expo Auth
     (McCormick Place) MBIA Ser 02A
     5.25%, 6/15/42 ..............................          1,750      1,821,575
                                                                     -----------
                                                                      11,391,908
                                                                     -----------
Massachusetts-7.1%
Massachusetts GO
     FSA Ser 04D
     5.00%, 11/01/24 .............................          1,700      1,797,155
Massachusetts HFA MFHR
     (Rental Rev) AMBAC Ser 93A
     6.15%, 10/01/15 .............................             40         40,241
Massachusetts Hlth & Ed Facs Hosp Rev
     (Berkshire Hlth Sys) Asset Gty Ser 01E
     5.70%, 10/01/25 .............................          7,500      8,172,900
Massachusetts Hlth & Ed Facs Hosp Rev
     (Cape Cod Healthcare) Asset Gty Ser 01C
     5.25%, 11/15/31 .............................          1,600      1,661,696
                                                                     -----------
                                                                      11,671,992
                                                                     -----------
Michigan-7.6%
Detroit Wtr Sply Sys
     FGIC Ser 01
     5.50%, 7/01/33 ..............................          1,450      1,577,339
Kalamazoo Hosp Rev
     (Borgess Med Ctr) FGIC Ser 94A ETM
     8.51%, 6/01/11(c) ...........................          5,140      5,363,025
Michigan Strategic Fund
     (Detroit Edison Co) MBIA Ser 95AA
     6.40%, 9/01/25 ..............................          2,335      2,464,989
Michigan Trunk Line Fund
     FSA Ser 01A
     5.25%, 11/01/30 .............................          1,000      1,045,770


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 31

                                              Principal
                                                 Amount
                                                  (000)        Value
--------------------------------------------------------------------------------

PontiacTax Increment
     ACA Ser 02
     5.625%, 6/01/22 .....................       $   700   $   740,824
Royal Oak Hosp Rev
     (William Beaumont) MBIA Ser 01M
     5.25%, 11/15/35 .....................         1,300     1,341,535
                                                           -----------
                                                            12,533,482
                                                           -----------
Minnesota-4.8%
Waconia Hlth Fac
     (Ridgeview Med Ctr) Asset Gty Ser 99A
     6.125%, 1/01/29 .....................         7,095     7,890,846
                                                           -----------
Nevada-2.2%
Carson City Hosp Rev
     (Carson-Tahoe Hosp) Radian Ser 03A
     5.125%, 9/01/29 .....................         2,100     2,132,277
Reno Special Tax Rev
     (Retrac Transp Proj) AMBAC Ser 02
     5.25%, 6/01/41 ......................         1,500     1,555,965
                                                           -----------
                                                             3,688,242
                                                           -----------
New Hampshire-1.5%
New Hampshire Hosp Rev
     (Mary Hitchcock Hosp) FSA Ser 02
     5.50%, 8/01/27 ......................         2,250     2,427,885
                                                           -----------
New Jersey-2.5%
New Jersey Ed Facs Auth Rev
     AMBAC Ser 02A
     5.125%, 9/01/22 .....................         2,500     2,680,675
New Jersey Ed Facs Auth Rev
     AMBAC Ser 03
     8.65%, 9/01/21(c) ...................         1,210     1,449,386
                                                           -----------
                                                             4,130,061
                                                           -----------
New York-5.3%
Nassau Cnty Hlth Fac Rev
     (Nassau Hlth Sys) FSA Ser 99
     5.75%, 8/01/29 ......................         7,600     8,818,432
                                                           -----------
Ohio-8.4%
Hamilton Cnty Sales Tax Rev
     AMBAC Ser 00B
     5.25%, 12/01/32 .....................         7,600     7,997,708
Summit Cnty GO
     FGIC Ser 00 Prerefunded
     6.00%, 12/01/21 .....................         5,000     5,902,950
                                                           -----------
                                                            13,900,658
                                                           -----------
Pennsylvania-10.2%
Allegheny Cnty Hgr Ed Rev
     (Carnegie Mellon Univ) Ser 02
     5.50%, 3/01/28 ......................         7,665     8,217,876


--------------------------------------------------------------------------------
32 o AllianceBernstein Municipal Income Fund

                                                       Principal
                                                          Amount
                                                           (000)         Value
--------------------------------------------------------------------------------

Pennsylvania Turnpike Transp Rev
     AMBAC Ser 01
     5.25%, 7/15/41 ..............................       $ 7,000    $  7,306,320
Philadelphia Gas Wks Rev
     Ser 04A-1
     5.25%, 9/01/19 ..............................         1,015     1,108,167
Washington Cnty
     AMBAC Ser 99
     6.15%, 12/01/29 .............................           200       212,754
                                                                  ------------
                                                                    16,845,117
                                                                  ------------
Puerto Rico-5.2%
Puerto Rico Elec Pwr Auth
     XLCA Ser 02-1
     5.25%, 7/01/22(d) ...........................         7,935     8,621,219
                                                                  ------------
Rhode Island-5.3%
Rhode Island Eco Dev Auth
     (Providence Place Mall Proj) Asset Gty Ser 00
     6.125%, 7/01/20 .............................         7,500     8,655,975
                                                                  ------------
Texas-2.3%
San Antonio GO
     Ser 02
     5.00%, 2/01/23 ..............................         1,485     1,542,470
San Antonio GO
     Ser 02 Prerefunded
     5.00%, 2/01/23 ..............................            15        16,846
Texas Turnpike Auth
     AMBAC Series 02A
     5.50%, 8/15/39 ..............................         2,000     2,151,960
                                                                  ------------
                                                                     3,711,276
                                                                  ------------
West Virginia-1.6%
Fairmont Higher Ed
     (Fairmont St Col) FGIC Ser 02A
     5.375%, 6/01/27 .............................         2,500     2,671,400
                                                                  ------------
Total Long-Term Municipal Bonds
     (cost $150,780,392) .........................                 162,688,457
                                                                  ------------
Short-Term Municipal Notes(e)-1.6%
New York-1.6%
New York City Mun Wtr Fin Auth
     FGIC Ser 94G
     1.71%, 6/15/24 ..............................         1,200     1,200,000
New York City Mun Wtr Fin Auth
     FGIC Ser 95A
     1.70%, 6/15/25 ..............................         1,500     1,500,000
                                                                  ------------


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 33

                                                                        Value
--------------------------------------------------------------------------------

Total Short-Term Municipal Notes
     (cost $2,700,000) ...........................                 $  2,700,000
                                                                   ------------
Total Investments-100.2%
     (cost $153,480,392) .........................                  165,388,457
Other assets less liabilities-(0.2%) .............                     (334,130)
                                                                   ------------
Net Assets-100% ..................................                 $165,054,327
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                        Rate Type
                                                ---------------------------
                                                  Payments       Payments
                        Notional                    made         received        Unrealized
     Swap                Amount   Termination      by the          by the       Appreciation/
     Counterparty        (000)        Date       Portfolio       Portfolio     (Depreciation)
----------------------------------------------------------------------------------------------
     Goldman Sachs     $9,500       02/03/06     76.48% of        BMA*          $   530
                                             1 Month LIBOR**
     J.P. Morgan        4,605       11/18/04     1.297%           BMA*            2,816
     J.P. Morgan        2,500       07/08/05     1.257%           BMA*           11,356
     Merrill Lynch      9,500       02/03/06      BMA*          85.10% of        24,951
                                                             1 Month LIBOR**

Merrill Lynch+          3,100       11/01/19     3.896%          BMA*            (7,793)


*   BMA (Bond Market Association)
**  LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is May 1, 2005.


FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                                 Value at
                    Number of     Expiration      Original      October 31,    Unrealized
     Type          Contracts         Month         Value           2004       (Depreciation)
---------------------------------------------------------------------------------------------
     U.S. T-Note
     10 Yr Future      60       December 2004   $6,690,256      $6,813,750      $(123,494)
     Swap
     10 Yr Future      31       December 2004    3,397,532       3,471,031        (73,499)
                                                                                ---------
                                                                                $(196,993)
                                                                                ---------

(a) Position, or portion thereof, with a market value of $316,571 has been segregated to collaterize margin requirements for open futures contracts.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c) Inverse floater security/security with variable or floating interest rate that moves in oppo-site direction of short-term interest rates.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

(e) Variable Rate Demand Notes ( VRDN ) are instruments whose interest rates change on a specific date ( such as coupon date or interest payment date ) or whose interest rates vary with changes in a designated base rate ( such as the prime interest rate ). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

--------------------------------------------------------------------------------
34 o AllianceBernstein Municipal Income Fund

     Glossary of Terms:
     ACA    - American Capital Access Financial Guaranty Corporation
     AMBAC  - American Municipal Bond Assurance Corporation
     ETM    - Escrow to Maturity
     FGIC   - Financial Guaranty Insurance Company
     FSA    - Financial Security Assurance Inc.
     GO     - General Obligation
     HFA    - Housing Finance Authority
     HFC    - Housing Finance Corporation
     MBIA   - Municipal Bond Investors Assurance
     MFHR   - Multi-Family Housing Revenue
     SFMR   - Single Family Mortgage Revenue
     XLCA   - XL Capital Assurance Inc.



See notes to financial statements.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 35

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2004

                                            Principal
                                               Amount
                                                (000)         Value
-------------------------------------------------------------------

MUNICIPAL BONDS-100.7%

Long-Term Municipal Bonds-95.9%
Arizona-0.2%
Goodyear IDA Wtr & Swr Rev
     (Litchfield Park Proj) Ser 01 AMT
     6.75%, 10/01/31 ..................   $     1,000   $ 1,047,420
                                                        -----------
California-3.3%
California GO
     Ser 03
     5.25%, 11/01/25 ..................           650       689,364
California GO
     Ser 04
     5.00%, 2/01/33 ...................         7,300     7,431,108
     5.125%, 4/01/23 ..................         2,600     2,767,440
     5.20%, 4/01/26 ...................           350       367,080
     5.25%, 4/01/27-4/01/34 ...........         3,500     3,667,315
Murrieta CFD
     (The Oaks Impt Area) Ser 04A
     5.90%, 9/01/27 ...................         1,000     1,012,550
                                                        -----------
                                                         15,934,857
                                                        -----------
Florida-3.6%
Crossings at Fleming Island CDD
     (Eagle Harbor) Ser 00
     7.10%, 5/01/30 ...................         5,500     5,834,730
Fiddlers Creek CDD
     Ser 96
     7.50%, 5/01/18 ...................         3,485     3,678,592
Fiddlers Creek CDD
     Ser 99B
     5.80%, 5/01/21 ...................         1,625     1,635,351
Hammock Bay CDD
     Ser 04A
     6.15%, 5/01/24 ...................         1,200     1,212,852
Manatee Cnty CDD
     (Heritage Harbor South) Ser 02B
     5.40%, 11/01/08 ..................           930       937,961
Marshall Creek CDD
     Ser 02A
     6.63%, 5/01/32 ...................           985     1,032,418
Midtown Miami CDD
     Ser 04A
     6.00%, 5/01/24 ...................         2,500     2,572,175
                                                        -----------
                                                         16,904,079
                                                        -----------


--------------------------------------------------------------------------------
36 o AllianceBernstein Municipal Income Fund

                                                Principal
                                                   Amount
                                                    (000)         Value
-----------------------------------------------------------------------
Illinois-0.6%
Antioch Village Spl Svc Area
     (Clublands Proj) Ser 03
     6.63%, 3/01/33 ..........................      $ 1,000  $ 1,001,090
Yorkville Spl Serv Area
     (Raintree Vlg Proj) Ser 03
     6.875%, 3/01/33 .........................        2,000    2,068,040
                                                             -----------
                                                               3,069,130
                                                             -----------
Nevada-0.8%
Clark Cnty Impt Dist
     Ser 03
     6.10%, 8/01/18 ..........................        1,500    1,527,615
Henderson Local Impt Dist
     Ser 03
     5.80%, 3/01/23 ..........................          995    1,020,631
North Las Vegas CDD
     Ser 03
     6.40%, 12/01/22 .........................        1,000    1,030,090
                                                             -----------
                                                               3,578,336
                                                             -----------
New York-83.1%
Cattaraugus Cnty Hgr Ed
     (Jamestown) Ser 00A
     6.50%, 7/01/30 ..........................        1,000    1,102,080
Cortland County Hosp Rev
     (Cortland Mem Hosp) Radian Ser 02
     5.25%, 7/01/32 ..........................        2,700    2,791,395
Essex Cnty IDR
     (Int'l Paper) Ser 95A AMT
     5.80%, 12/01/19 .........................        4,750    4,894,447
Glen Cove IDR
     (The Regency at Glen Cove) Ser 92B ETM
     Zero coupon, 10/15/19 ...................       14,510    7,508,635
Grand Central Dist Mgmt Assn Inc
     Ser 04-394
     7.93%, 1/01/12 ..........................        1,785    2,072,296
Hempstead Hgr Ed
     (Adelphi Univ) Ser 02
     5.50%, 6/01/32 ..........................        1,000    1,053,780
Herkimer Cnty IDR Hgr Ed
     (Herkimer CC Stud Hsg) Ser 00
     6.50%, 11/01/30 .........................        2,000    2,201,800
Horseheads CCRC
     (Appleridge Retrmt Cmmty) GNMA Ser 99
     5.75%, 9/01/41 ..........................        4,000    4,270,440
Long Island Power Auth Elec Rev
     FSA Ser 01A
     5.25%, 9/01/28 ..........................       10,000   10,471,500
Monroe Cnty MFHR
     (Southview Towers Proj) Sonyma Ser 00 AMT
     6.25%, 2/01/31 ..........................        1,130    1,238,898


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 37

                                              Principal
                                                 Amount
                                                  (000)         Value
---------------------------------------------------------------------

New York City Cultural Resources
     (Museum American Folk Art) ACA Ser 00
     6.13%, 7/01/30 .......................      $ 3,000  $ 3,187,890
New York City Cultural Resources
     (Museum of Modern Art) AMBAC Ser 01D
     5.13%, 7/01/31 .......................       14,000   14,552,580
New York City Ed Fac
     (Lycee Francais) ACA Ser 02C
     6.80%, 6/01/28 .......................        2,500    2,583,900
New York City Ed Fac
     (Magen David Yeshivah Proj) ACA Ser 02
     5.70%, 6/15/27 .......................        2,500    2,634,900
New York City Ed Fac
     (Spence School)
     5.20%, 7/01/34 .......................        3,155    3,296,786
New York City GO
     Ser 01B Prerefunded
     5.50%, 12/01/31 ......................        8,430    9,741,455
New York City GO
     Ser 01B Unrefunded
     5.50%, 12/01/31 ......................        3,570    3,779,738
New York City GO
     Ser 03
     5.75%, 3/01/15-3/01/17 ...............        4,250    4,854,468
New York City GO
     Ser 04I
     5.00%, 8/01/21 .......................       11,400   12,014,802
New York City GO
     Ser 96A Prerefunded
     6.25%, 8/01/17 .......................       15,500   16,864,620
New York City GO
     Ser 96J
     6.00%, 2/15/24 .......................          360      379,570
New York City GO
     Ser 96J Prerefunded
     6.00%, 2/15/24 .......................       10,840   11,562,052
New York City GO
     XLCA Ser 04-1249
     7.66%, 8/01/18(b) ....................        5,000    5,922,500
New York City HDC MFHR
     (Rental Hsg) Ser 01C-2 AMT
     5.40%, 11/01/33 ......................        3,030    3,037,333
New York City HDC MFHR
     (Rental Hsg) Ser 02A AMT
     5.50%, 11/01/34 ......................        1,250    1,287,087
New York City Hlth & Hosp Rev
     AMBAC Ser 03A
     5.25%, 2/15/22(a) ....................        5,000    5,408,450
New York City Hosp Rev
     (Health Sys) FSA Ser 02A
     5.125%, 2/15/23 ......................        1,500    1,586,250


--------------------------------------------------------------------------------
38 o AllianceBernstein Municipal Income Fund

                                              Principal
                                                 Amount
                                                  (000)         Value
---------------------------------------------------------------------

New York City IDA
     (Brooklyn Navy Yard) Ser 97 AMT
     5.75%, 10/01/36 ......................      $ 3,000  $ 2,784,030
New York City IDA Spl Fac
     (Airis JFK Proj) Ser 01A
     5.50%, 7/01/28 .......................        9,000    8,917,920
New York City IDA Spl Fac
     (British Airways) Ser 98 AMT
     5.25%, 12/01/32 ......................        1,175      856,587
New York City IDR Spl Fac
     (Terminal One) Ser 94 AMT
     6.125%, 1/01/24 ......................       18,690   19,466,569
New York City Mun Wtr Fin Auth
     Ser 03A
     5.00%, 6/15/27 .......................        1,000    1,031,920
New York City Mun Wtr Fin Auth
     Ser 04-401
     13.86%, 12/15/11(b) ..................          260      359,642
New York City TFA
     MBIA Ser 04-478
     14.87%, 2/01/11(b) ...................        2,500    3,563,450
New York City TFA
     Ser 00B Prerefunded
     6.00%, 11/15/29 ......................        6,000    7,032,600
New York City TFA
     Ser 02A
     5.50%, 11/01/26 ......................        5,000    5,662,450
New York State
     Tobacco Settlement Bonds Ser 03-1156
     8.48%, 6/01/14(b) ....................        2,500    2,948,550
New York State Dorm Auth
     (FHA Insd Maimonides) MBIA Ser 04
     5.75%, 8/01/29 .......................        3,515    3,942,354
New York State Dorm Auth
     Ser 02
     5.00%, 7/01/32 .......................        4,000    4,517,480
New York State Dorm Auth Hlth Fac
     (Eger Rehab Ctr) FHA
     6.10%, 8/01/37 .......................        4,040    4,554,535
New York State Dorm Auth Hlth Fac
     (Nursing Home) FHA Ser 02-34
     5.20%, 2/01/32 .......................        3,965    4,145,764
New York State Dorm Auth Hlth Fac
     (Sr Communities) Ser 00
     5.70%, 7/01/29 .......................        4,000    4,068,560
New York State Dorm Auth Hosp Rev
     (Mem Sloan-Kettering Ctr) MBIA Ser 03A
     5.00%, 7/01/22 .......................        5,000    5,333,800


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 39

                                              Principal
                                                 Amount
                                                  (000)       Value
-----------------------------------------------------------------------

New York State Dorm Auth Hosp Rev
     (Mount Sinai) Ser 00
     6.50%, 7/01/25 .........................    $10,000   $ 10,250,700
New York State Dorm Auth Lease Rev
     (Master Boces Program Wayne Finger) FSA
     Ser 04
     5.00%, 8/15/23 .........................        3,175    3,367,659
New York State Dorm Auth MFHR
     (Joachim & Anne Residence) Ser 02
     5.25%, 7/01/27 .........................        1,000    1,022,740
New York State Dorm Auth Rev
     (New York University) FGIC Ser 04A
     5.00%, 7/01/24 .........................        2,240    2,376,349
New York State Dorm Auth Rev
     (Rochester University) Ser 04A
     5.25%, 7/01/21-7/01/24 .................        1,825    1,966,337
New York State Energy Res & Dev Auth
     (Brooklyn Union Gas) MBIA AMT
     9.31%, 7/08/26(b) ......................        6,000    6,139,080
New York State Energy Res & Dev Auth Elec Rev
     (Long Island Ltg Co) Ser 95A AMT
     5.30%, 8/01/25 .........................        7,500    7,700,925
New York State Energy Res & Dev Auth PCR
     (NYS Elec & Gas) MBIA Ser 87A AMT
     6.15%, 7/01/26 .........................       15,000   15,700,350
New York State Env Solid Waste Disp Rev
     (Waste Mgmnt Proj) Ser 02A
     2.90%, 5/01/12 .........................        3,500    3,496,955
New York State Metro Trans Auth
     MBIA Ser 04-1257
     8.66%, 7/01/11(b) ......................        5,000    6,575,500
New York State Metro Trans Auth
     Ser 02
     5.25%, 11/15/31 ........................        5,000    5,199,650
New York State Metro Trans Auth
     Ser 02A
     5.125%, 11/15/31 .......................        5,500    5,655,375
New York State Metro Trans Auth
     Ser 02A
     5.25%, 11/15/30 ........................       10,000   10,406,100
New York State Mtg Agy SFMR
     (Mtg Rev) Ser 31A AMT
     5.30%, 10/01/31 ........................        9,000    9,146,160
New York State Mtg Agy SFMR
     (Mtg Rev) Ser 82 AMT
     5.65%, 4/01/30 .........................        4,480    4,575,738
New York State Mtg Agy SFMR
     Ser 29 AMT
     5.45%, 4/01/31 .........................        9,000    9,176,940


--------------------------------------------------------------------------------
40 o AllianceBernstein Municipal Income Fund

                                             Principal
                                                Amount
                                                 (000)         Value
---------------------------------------------------------------------

New York State Mtg Agy SFMR
     Ser 84 AMT
     5.95%, 4/01/30 .....................       $19,050  $ 19,957,542
New York State Twy Auth Personal Income
Tax Rev
     (Transport) AMBAC Ser 04A
     5.00%, 3/15/24 .....................         5,000     5,301,450
New York State UDC Spl Tax
     (Empire State) Ser 02A
     5.25%, 3/15/32 .....................         3,945     4,088,559
Niagara Cnty IDA Wtr & Swr
     (American Ref-Fuel Corp) Ser 01C AMT
     5.625%, 11/15/24 ...................         3,000     3,215,940
Niagara Frontier Trans Arpt Rev
     (Buffalo Niagara) MBIA AMT
     5.63%, 4/01/29 .....................         2,500     2,628,700
Onondaga Cnty IDR Swr Rev
     (Anheuser Busch) Ser 99 AMT
     6.25%, 12/01/34 ....................         2,500     2,717,025
Onondaga Cnty PCR
     (Bristol-Myers Squibb) AMT
     5.75%, 3/01/24 .....................         4,000     4,459,080
Onondaga County IDA Arpt Fac
     (Cargo ACQ Grp) Ser 02 AMT
     6.13%, 1/01/32 .....................         1,000     1,024,840
Port Auth of NY & NJ
     (JFK Int'l Proj) MBIA Ser 97-6 AMT
     5.75%, 12/01/22(c) .................         6,820     7,470,560
Port Auth of NY & NJ
     Ser 03 AMT
     7.37%, 12/15/12(b) .................         4,500     5,244,030
Sales Tax Asset Rec Corp. ...............
     MBIA Ser 04A
     5.00%, 10/15/26 ....................         4,800     5,027,904
Spencerport Uni Sch Dist
     MBIA Ser 02
     5.00%, 6/15/21 .....................         2,500     2,640,850
Staten Island Hosp Rev
     (Staten Island Hosp) Ser 01B
     6.375%, 7/01/31 ....................         1,985     1,902,523
Suffolk County IDR
     (Nissequogue Cogen Fac) Ser 98 AMT
     5.50%, 1/01/23 .....................         5,750     5,511,835
Triborough Bridge & Tunnel Auth
     Ser 02A
     5.00%, 1/01/32 .....................         2,000     2,042,040
Yonkers IDA Hlth Fac
     (Malotz Pavilion Proj) MBIA Ser 99
     5.65%, 2/01/39 .....................           700       746,277
                                                         ------------
                                                          396,221,576
                                                         ------------


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 41

                                            Principal
                                               Amount
                                                (000)         Value
-------------------------------------------------------------------

Ohio-0.2%
Cleveland Arpt Rev
     (Continental Airlines) Ser 98 AMT
     5.375%, 9/15/27 ..................       $ 1,615   $ 1,049,314
                                                        -----------
Puerto Rico-2.8%
Puerto Rico Commonwealth
     MBIA Ser 04-441
     16.70%, 1/01/09(b) ...............           375       574,237
Puerto Rico Elec Pwr Auth
     XLCA Ser 02-1
     5.25%, 7/01/22(c) ................        10,000    10,864,800
Puerto Rico HFC SFMR
     (Mtg Rev) Ser 01A
     5.20%, 12/01/33 ..................         1,820     1,859,130
                                                        -----------
                                                         13,298,167
                                                        -----------
South Carolina-0.2%
South Carolina State Pub Ser Auth Rev
     FGIC Ser 05A
     5.25%, 1/01/22 ...................         1,000     1,055,480
                                                        -----------
Texas-0.3%
Houston Arpt Rev
     (Continental Airlines) Ser 01E AMT
     7.00%, 7/01/29 ...................         2,050     1,622,493
                                                        -----------
Virginia-0.8%
Bell Creek CDD
     Ser 03A
     6.75%, 3/01/22 ...................           882       906,114
Broad Str Parking Fac
     Ser 03
     7.50%, 6/01/33 ...................         2,680     2,697,366
                                                        -----------
                                                          3,603,480
                                                        -----------
Total Long-Term Municipal Bonds
     (cost $428,990,212) ..............                 457,384,332
                                                        -----------
Short-Term Municipal Notes(d)-4.8%
New York-4.8%
Long Island Pwr Auth NY Elec Sys Rev
     Ser 98-1B
     1.70%, 5/01/33 ...................         1,070     1,070,000
New York City Mun Wtr Fin Auth
     (Wtr & Swr Sys Rev) FGIC Ser 93C
     1.70%, 6/15/23 ...................         1,000     1,000,000
New York City Mun Wtr Fin Auth
     (Wtr & Swr Sys Rev) FGIC Ser 95A
     1.70%, 6/15/25 ...................         3,000     3,000,000
New York City TFA
     (Future Tax Secd) Ser 98C
     1.72%, 5/01/28 ...................         6,500     6,500,000


--------------------------------------------------------------------------------
42 o AllianceBernstein Municipal Income Fund

                                            Principal
                                               Amount
                                                (000)         Value
----------------------------------------------------------------------


New York City TFA
     (New York City Recovery) Ser 02-3B
     1.76%, 11/01/22 ..................         $ 5,500   $  5,500,000
New York City TFA
     (New York City Recovery) Ser 02-3F
     1.70%, 11/01/22 ..................           3,000      3,000,000
New York City TFA
     Ser 02-2F
     1.70%, 11/01/22 ..................           2,830      2,830,000
                                                         -------------
Total Short-Term Municipal Notes
     (cost $22,900,000) ...............                     22,900,000
Total Investments-100.7%
     (cost $451,890,212) ..............                    480,284,332
Other assets less liabilities-(0.7%) ..                     (3,477,529)
                                                         -------------
Net Assets-100% .......................                  $ 476,806,803
                                                         -------------

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                        Rate Type
                                                ---------------------------
                                                  Payments       Payments
                        Notional                    made         received        Unrealized
     Swap                Amount   Termination      by the          by the       Appreciation/
     Counterparty        (000)        Date       Portfolio       Portfolio     (Depreciation)
----------------------------------------------------------------------------------------------
     Goldman Sachs     $27,300      02/03/06     76.48% of        BMA*          $ 1,525
                                             1 Month LIBOR49
     J.P. Morgan         6,800      11/18/04     1.297%           BMA*            4,157
     J.P. Morgan         2,500      06/08/05     1.250%           BMA*            9,617
     J.P. Morgan         5,000      06/13/05     1.245%           BMA*           21,440
     J.P. Morgan         4,500      06/15/15     3.777%           BMA*         (159,225)
     Merrill Lynch       27,300     02/03/06      BMA*         85.10% of         71,701
                                                           1 Month LIBOR50


*   BMA (Bond Market Association)

+   LIBOR (London Interbank Offered Rate)


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                                 Value at
                    Number of     Expiration      Original      October 31,    Unrealized
     Type          Contracts         Month         Value           2004       (Depreciation)
---------------------------------------------------------------------------------------------
     U.S. T-Note
     10 Yr Future      134        December      $14,943,459    $15,217,375       $ 273,916
                                   2004
     Municipal 10 Yr
     Index Future      2          December          208,758        209,188             430
                                    2004                                         ---------
                                                                                 $ 274,346
                                                                                 ---------


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 43

(a) Position, or portion thereof, with a market value of $194,704 has been segregated to collaterize margin requirements for open futures contracts.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     Glossary of Terms:
     ACA   -  American Capital Access Financial Guaranty Corporation
     AMBAC -  American Municipal Bond Assurance Corporation
     AMT   -  Alternative Minimum Tax--(subject to)
     CCRC  -  Congregate Care Retirement Center
     CDD   -  Community Development District
     CFD   -  Community Facilities District
     ETM   -  Escrow to Maturity
     FGIC  -  Financial Guaranty Insurance Company
     FHA   -  Federal Housing Administration
     FSA   -  Financial Security Assurance Inc.
     GNMA  -  Government National Mortgage Association
     GO    -  General Obligation
     HDC   -  Housing Development Corporation
     HFC   -  Housing Finance Corporation
     IDA   -  Industrial Development Authority
     IDR   -  Industrial Development Revenue
     MBIA  -  Municipal Bond Investors Assurance
     MFHR  -  Multi-Family Housing Revenue
     PCR   -  Pollution Control Revenue
     SFMR  -  Single Family Mortgage Revenue
     TFA   -  Transitional Finance Authority
     UDC   -  Urban Development Corporation
     XLCA  -  XL Capital Assurance Inc.



See notes to financial statements.


--------------------------------------------------------------------------------
44 o AllianceBernstein Municipal Income Fund

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2004


                                            Principal
                                               Amount
                                                (000)         Value
----------------------------------------------------------------------

MUNICIPAL BONDS-99.3%

Long-Term Municipal Bonds-97.7%
California-96.7%
Alameda Corridor Trans Auth Rev
     MBIA Ser 99
     Zero coupon, 10/01/34 ..............   $    15,000   $ 2,984,550
Alameda Transp Auth
     MBIA Ser 99A
     Zero coupon, 10/01/36-10/01/37 .....        48,940     8,584,824
Assoc Bay Area Gov Hosp Rev
     (Sharp Medical) Ser 01A
     6.125%, 8/15/20 ....................         4,500     4,829,805
Assoc Bay Area Gov MFHR
     (Civic Cntr Dr Apt) FSA Ser 99-A AMT
     5.875%, 3/01/32 ....................        16,880    17,519,921
Brentwood Fin Auth
     Ser 02
     6.125%, 9/02/32 ....................         4,990     5,176,925
Calaveras Cnty CDD
     (Saddle Creek) Ser 01
     7.00%, 9/01/26 .....................         5,860     6,277,173
California Cnty Tob Sec Agy
     (Fresno Cnty) Ser 02
     6.00%, 6/01/35 .....................         5,500     4,903,690
California Dept of Wtr Res
     FGIC Ser 02A
     5.125%, 5/01/18 ....................        10,000    10,961,200
California Dept of Wtr Res
     FSA Ser 03-244
     8.649%, 5/01/11(a) .................         2,655     3,325,228
California Dept of Wtr Res
     Ser 02A
     5.375%, 5/01/21 ....................         3,000     3,275,220
California Dept Transp Rev
     FGIC Ser 04A
     5.00%, 2/01/13 .....................        10,000    11,151,800
California Ed Facs Auth Rev
     (University of Pacific) Ser 04
     5.00%, 11/01/20 ....................         1,000     1,057,630
     5.25%, 5/01/34 .....................         1,000     1,036,550
California GO
     5.00%, 2/01/32 .....................        13,200    13,378,728
     5.125%, 6/01/31 ....................         1,730     1,766,019
     5.25%, 2/01/30 .....................        14,000    14,519,260
     MBIA-IBC Ser 03
     5.25%, 2/01/16 .....................         2,050     2,294,524


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 45

                                                  Principal
                                                     Amount
                                                      (000)       Value
------------------------------------------------------------------------

     MBIA Ser 02
     5.00%, 2/01/32 ...........................      $ 3,500  $ 3,574,305
     Ser 02
     5.25%, 4/01/30-4/01/32 ...................        2,785    2,888,395
     Ser 03
     5.25%, 2/01/24 ...........................        3,500    3,727,710
     Ser 04
     5.00%, 2/01/33 ...........................        9,995   10,174,510
     5.125%, 2/01/28 ..........................        3,500    3,619,140
     5.30%, 4/01/29 ...........................        6,400    6,730,816
California HFA SFMR
     (Mtg Rev) FHA Ser 95A-2 AMT
     6.45%, 8/01/25 ...........................        1,390    1,409,516
California HFA SFMR
     (Mtg Rev) Ser 99A-2 AMT
     5.25%, 8/01/26 ...........................        4,055    4,090,197
California Hgr Ed
     (Col of Arts & Crafts) Ser 01
     5.875%, 6/01/30 ..........................        2,200    2,303,928
California Hosp Rev
     (Cottage Hlth Sys) MBIA Ser 03B
     5.00%, 11/01/23 ..........................        2,500    2,630,075
California Hosp Rev
                  (Kaiser Hosp) Ser 01A
     5.55%, 8/01/31 ...........................       20,000   20,860,000
California Hosp Rev
     (Lucile Salter Packard Hosp) AMBAC Ser 03C
     5.00%, 8/15/21 ...........................        3,365    3,579,519
California Infra & Eco Dev Bank
     (American Ctr/Wine Food & Art) ACA Ser 99
     5.80%, 12/01/29 ..........................        3,465    3,624,702
California Infra & Eco Dev Bank
     Ser 04-407
     13.8486%, 4/01/12(a) .....................        2,485    3,247,348
California Poll Ctl Fin Auth
     (Pacific Gas & Elec) MBIA Ser 96A AMT
     5.35%, 12/01/16 ..........................       15,500   16,954,520
California Poll Ctl Fin Auth
     (So Calif Edison) MBIA Ser 99C AMT
     5.55%, 9/01/31 ...........................        7,950    8,341,061
California Poll Ctl Fin Auth
     (So Calif Edison) Ser 92B AMT
     6.40%, 12/01/24 ..........................        9,280    9,316,563
California Poll Ctl Fin Auth
     (So Calif) Ser 86A
     2.00%, 2/28/08 ...........................        5,000    4,954,600
California Poll Ctl Fin Auth
     (Tracy Material Recovery) ACA Ser 99A AMT
     5.70%, 8/01/14 ...........................        3,670    3,842,380


--------------------------------------------------------------------------------
46 o AllianceBernstein Municipal Income Fund

                                              Principal
                                                 Amount
                                                  (000)         Value
------------------------------------------------------------------------

California Poll Ctl Fin Auth SWR
     (Waste Management) Ser 02A AMT
     3.125%, 1/01/22 .........................    $15,000   $ 14,983,650
California Pub Wks Lease Rev
     (Coalinga) Ser 04A
     5.50%, 6/01/22-6/01/23 ..................        6,790    7,407,678
California Pub Wks Lease Rev
     XLCA Ser 04-413
     7.9354%, 12/01/11(a) ....................       10,070   12,054,193
California Rural MFA SFMR
     (Mtg Rev) GNMA/FNMA Ser 00B AMT
     6.25%, 12/01/31 .........................          530      540,033
California Rural MFA SFMR
     (Mtg Rev) GNMA/FNMA Ser 00D AMT
     6.00%, 12/01/31 .........................        1,690    1,782,358
California Rural MFA SFMR
     (Mtg Rev) GNMA/FNMA Ser 99A AMT
     5.40%, 12/01/30 .........................          900      919,152
California Rural MFA SFMR
     (Mtg Rev) MBIA Ser 99A AMT
     5.40%, 12/01/30 .........................        2,210    2,262,731
California State University Rev
     FGIC Ser 03A
     5.00%, 11/01/22 .........................        5,000    5,313,800
California Statewide Comm Dev Auth
     (San Diego Space & Science) Ser 96
     7.50%, 12/01/16 .........................        2,850    3,268,066
California Statewide Comm Dev Auth Ed Fac
     (Drew College Prep) Ser 00
     7.25%, 10/01/30 .........................        8,000    8,673,600
California Statewide Comm Dev Auth Ed Fac
     (Live Oak Sch) Ser 00
     6.25%, 10/01/12 .........................        1,000    1,032,040
     6.75%, 10/01/30 .........................        3,000    3,136,110
California Statewide Comm Dev Auth Ed Fac
     (Saint Mark's School) Ser 01
     6.75%, 6/01/28 ..........................        2,555    2,673,296
California Statewide Comm Dev Auth Ed Fac
     (Sonoma Cntry Day Sch) Ser 99
     6.00%, 1/01/29 ..........................       11,765   12,428,546
California Statewide Comm Dev Auth Ed Fac
     (Wildwood Elem School) Ser 01
     7.00%, 11/01/29 .........................        8,000    8,302,000
California Statewide Comm Dev Auth Ed Fac
     (Windward Sch) Ser 99
     6.90%, 9/01/23 ..........................        2,000    2,070,880
California Statewide MFHR
     (Highland Creek Apts) FNMA Ser 01K AMT
     5.40%, 4/01/34 ..........................        5,745    5,950,154
California Statewide MFHR
     (Santa Paula Vlg Apt) FNMA Ser 98D AMT
     5.43%, 5/01/28 ..........................        2,090    2,131,257


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 47

                                            Principal
                                               Amount
                                                (000)         Value
----------------------------------------------------------------------

California Veterans Hsg
     AMBAC Ser 02A
     5.35%, 12/01/27 .....................      $22,320  $23,069,282
Carson Assmt Dist
     (Dominguez Tech Ctr) Ser 01-1
     6.35%, 9/02/23 ......................        3,825    3,949,465
     6.375%, 9/02/31 .....................        5,000    5,159,400
Castaic Lake Wtr Agy
     AMBAC Ser 04A
     5.00%, 8/01/16-8/01/18 ..............        4,325    4,757,383
Castaic Lake Wtr Agy
     MBIA Ser 01A
     5.20%, 8/01/30 ......................        1,625    1,697,621
Chino CFD
     (Spectrum South) Ser 99
     6.35%, 9/01/29 ......................        3,450    3,528,177
Chino Hills CFD
     (Fairfield Ranch) Ser 00
     6.95%, 9/01/30 ......................        5,200    5,587,504
Corona CFD
     (Eagle Glen) Ser 98
     5.875%, 9/01/23 .....................        3,260    3,339,544
Corona CFD
     (Eagle Glen) Ser 98 ETM
     5.875%, 9/01/23 .....................        3,100    3,175,640
Eastern Wtr CFD
     (Morningstar Ranch) Ser 02
     6.40%, 9/01/32 ......................        3,815    3,896,946
El Centro Fin Auth Hosp Rev
     (El Centro Med Ctr) Ser 01
     5.375%, 3/01/26 .....................       18,000   18,865,620
Elk Grove Assmt Dist
     (E. Franklin Cmnty) Ser 02
     5.80%, 8/01/25 ......................        1,000    1,022,600
     6.00%, 8/01/33 ......................        5,000    5,136,300
Elk Grove Spl Tax
     (Poppy Ridge) Ser 03
     6.00%, 9/01/34 ......................        2,000    2,033,560
Encinitas Rec Rev
     (Encinitas Ranch Golf Course) Ser 96A
     7.75%, 9/01/26 ......................        9,920   10,501,213
Fontana
     (Heritage West End) Ser 99A
     6.50%, 9/01/28 ......................        8,850    9,326,395
Fontana Pub Fin Auth
     (No Fontana Redev Proj) AMBAC Ser 03A
     5.50%, 9/01/32(b) ...................        1,000    1,078,360
Fresno Joint Pwrs Lease Rev
     XLCA Ser 04A
     5.25%, 10/01/21-10/01/24 ............        3,425    3,690,372
     5.375%, 10/01/17 ....................        1,315    1,487,673


--------------------------------------------------------------------------------
48 o AllianceBernstein Municipal Income Fund

                                            Principal
                                               Amount
                                                (000)         Value
----------------------------------------------------------------------

Gilroy Uni Sch Dist
     FGIC
     5.00%, 8/01/27 ......................      $ 1,500  $ 1,553,940
Huntington Park Pub Fin Auth Rev
     FSA Ser 04A
     5.25%, 9/01/17 ......................        1,000    1,142,960
Kaweah Delta Health Care Dist
     MBIA Ser 04
     5.25%, 8/01/25-8/01/26 ..............        3,780    4,029,886
Kern Cnty
     (Tejon Industrial Complex) Ser 00A
     7.20%, 9/01/30 ......................        9,925   10,358,028
La Verne Spl Tax
     Ser 98
     5.875%, 3/01/14 .....................        5,585    5,834,538
Lammersville Sch Dist CFD
     (Mountain House) Ser 02
     6.375%, 9/01/32 .....................        4,250    4,460,545
Los Angeles Cmnty Redev Agy
     Ser 04L
     5.00%, 3/01/17 ......................        2,565    2,639,103
     5.10%, 3/01/19 ......................        1,350    1,372,977
Los Angeles Cnty Arpt
     (Ontario Int'l Arpt) FGIC Ser 96A AMT
     6.00%, 5/15/22 ......................       12,780   13,468,331
Los Angeles Cnty Pub Works
     AMBAC Ser 97V- B
     5.125%, 12/01/29 ....................        3,400    3,508,766
Los Angeles Cnty Transp Auth
     FGIC Ser 00A
     5.25%, 7/01/30 ......................        2,750    2,873,695
Los Angeles Comm Redev MFHR
     (Grand Ctrl Proj) Ser 93A AMT
     5.85%, 12/01/26 .....................        4,030    3,884,799
Los Angeles Dept of Wtr & Pwr Elec Rev
     MBIA Ser 01A
     5.00%, 7/01/24 ......................        1,500    1,557,375
Los Angeles Harbor Rev
     MBIA Ser 96B AMT
     6.20%, 8/01/25 ......................       10,000   10,685,600
Los Angeles Harbor Rev
     Ser 96B AMT
     5.375%, 11/01/23 ....................        8,250    8,503,110
Los Angeles MFHR
     (Park Plaza West) GNMA AMT
     5.50%, 1/20/43 ......................        5,000    5,213,900
Los Angeles Uni Sch Dist
     MBIA Ser 03A-1116
     8.36218%, 1/01/11(a) ................        4,850    6,201,792
Manteca Uni Sch Dist
     FSA Ser 04
     5.25%, 8/01/22 ......................        1,390    1,521,369


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 49

                                                   Principal
                                                      Amount
                                                       (000)       Value
---------------------------------------------------------------------------

Marin Wtr Dist Rev
     AMBAC Ser 04
     5.25%, 7/01/20 .............................      $ 3,040  $ 3,332,965
Murrieta CFD
     (Blackmore Ranch) Ser 03
     6.10%, 9/01/34 .............................        1,000    1,015,570
Murrieta Vly CFD Spl Tax
     (The Oaks Impt Area) Ser 04B
     6.00%, 9/01/34 .............................        1,550    1,570,507
Murrieta Vly Uni Sch Dist CFD Spl Tax
     Ser 04B
     5.90%, 9/01/28 .............................        1,300    1,330,394
Novato CFD
     (Hamilton Field) Ser 95
     7.375%, 9/01/25 ............................       10,135   10,781,613
Ontario Assmt Dist
     (Calif Commerce Ctr So)
     7.70%, 9/02/10 .............................        4,835    4,987,012
Ontario COP
     (Wtr Sys Impt Proj) MBIA Ser 04
     5.25%, 7/01/21 .............................        1,700    1,865,257
Orange Cnty CFD
     (Ladera Ranch) Ser 99A
     6.70%, 8/15/29 .............................        3,000    3,303,480
Orange Cnty Sr Lien
     (Foothill/Eastern Corr) Ser 95 ETM
     Zero coupon, 1/01/24-1/01/25 ...............       25,255    9,700,224
Orange Cnty Sr Lien
     (San Joaquin Hills Transp Corr) MBIA
     Zero coupon, 1/15/36 .......................       62,415   11,511,198
Orange Cnty Sr Lien
     (San Joaquin Hills Transp Corr) Ser 93 ETM
     Zero coupon, 1/01/17-1/01/23 ...............       91,000   44,751,670
Palm Springs Arpt Rev
     (Palm Springs Regional Arpt) MBIA Ser 92 AMT
     6.00%, 1/01/22 .............................        6,860    6,886,205
Palm Springs COP
     Ser 91B ETM
     Zero coupon, 4/15/21 .......................       37,500   17,083,500
Palmdale Wtr Dist Rev COP
     FGIC Ser 04
     5.00%, 10/01/24 ............................        1,775    1,870,655
Pittsburg Redev Agy
     (Los Medanos Proj) Ser 03A
     5.00%, 8/01/21 .............................        6,410    6,841,393
Pomona Pub Fin Auth Swr Rev
     MBIA Ser AF
     5.00%, 12/01/37 ............................        1,205    1,229,956
Port of Oakland
     FGIC Ser 02L AMT
     5.375%, 11/01/27 ...........................        2,500    2,637,225


--------------------------------------------------------------------------------
50 o AllianceBernstein Municipal Income Fund

                                                   Principal
                                                      Amount
                                                       (000)         Value
---------------------------------------------------------------------------

Rancho Cordova CFD
     (Sunridge Anatolia) Ser 03
     6.00%, 9/01/28 ..............................   $ 2,000   $ 2,032,180
Riverside CFD
     (MTN Cove) Ser 00
     6.50%, 9/01/25 ..............................       3,390   3,556,890
Riverside Cmmty College Dist
     Ser 04A
     5.25%, 8/01/25-8/01/26 ......................       2,000   2,142,390
Rocklin Uni Sch Dist
     MBIA Ser 04
     5.00%, 9/01/25 ..............................       1,000   1,046,660
Roseville CFD
     (No Central Roseville Highland Park) Ser 99-A
     5.80%, 9/01/17 ..............................       6,685   7,035,628
Roseville COP
     AMBAC Ser 03A
     5.00%, 8/01/25 ..............................       7,490   7,808,924
Roseville High Sch Dist
     Ser 01E
     5.25%, 8/01/26 ..............................       2,435   2,587,748
Sacramento CFD
     (N Natomas Drain) Ser 00B
     7.25%, 9/01/30 ..............................       5,375   5,693,737
Sacramento City Uni Sch Dist
     FSA Ser 04D
     5.25%, 7/01/21-7/01/23 ......................       8,525   9,263,315
Sacramento Cnty Arpt Rev
     MBIA Ser 96A AMT
     5.90%, 7/01/24 ..............................       5,050   5,431,275
Sacramento Cnty Hsg Auth MFHR
     (Cottage Estates) FNMA Ser 00B AMT
     6.00%, 2/01/33 ..............................       5,300   5,643,440
Sacramento Cnty Hsg Auth MFHR
     (Verandas Apts) FNMA Ser 00H AMT
     5.70%, 3/01/34 ..............................       2,875   2,992,674
Sacramento Fin Auth
     (Sheraton Grand) Ser 99A
     6.25%, 1/01/30 ..............................       8,000   8,092,080
Sacramento Muni Util Dist Elec Rev
     MBIA Ser 03S
     5.00%, 11/15/17 .............................       5,000   5,505,100
Sacramento Muni Util Dist Elec Rev
     MBIA Ser 04R-289-2
     14.288%, 8/15/17(a) .........................       2,500   3,452,650
San Bernardino Cnty CFD
     (Kaiser Commerce Cntr) Ser 02-1
     5.90%, 9/01/33 ..............................       4,750   4,756,555
San Bernardino Cnty CFD
     (Rancho Etiwanda) Ser 01
     6.40%, 9/01/31 ..............................       8,000   8,311,440


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 51

                                            Principal
                                               Amount
                                                (000)         Value
----------------------------------------------------------------------

San Bernardino Cnty CFD
     (Rancho Etiwanda) Ser 01 ETM
     6.40%, 9/01/31 .....................      $ 3,145  $ 3,267,435
San Bernardino SFMR
     (Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
     6.35%, 7/01/34 .....................        1,225    1,297,888
San Diego Cnty COP
     Ser 04A
     5.50%, 9/01/44 .....................        5,000    5,181,700
San Diego HFA MFHR
     (Rental Rev) GNMA/FNMA Ser 98C AMT
     5.25%, 1/20/40 .....................        6,105    6,230,946
San Diego Hsg Auth MFHR
     (Vista La Rosa Apt) GNMA Ser 00A AMT
     6.00%, 7/20/41 .....................       10,230   10,909,477
San Diego Redev Agy
     (Horton Plaza) Ser 03A
     5.10%, 11/01/21 ....................          145      145,233
San Diego Uni Sch Dist
     (Election of 1998) MBIA Ser 04E-1
     5.00%, 7/01/23-7/01/24 .............        2,240    2,395,796
San Francisco City & Cnty Int'l Arpt
     FGIC Ser 96-II AMT Prerefunded
     6.25%, 5/01/26 .....................        7,000    7,221,340
San Francisco City & Cnty Int'l Arpt
     FSA Ser 00A AMT
     6.125%, 1/01/27 ....................        1,500    1,635,150
San Francisco City & Cnty Int'l Arpt
     MBIA Ser 10A AMT
     5.70%, 5/01/26(b) ..................        9,385    9,885,314
San Francisco Univ Ed Fac
     ACA Ser 99
     5.25%, 7/01/32 .....................       16,650   16,855,627
San Jose MFHR
     (Fallen Leaves Apts) AMBAC AMT
     5.15%, 6/01/36 .....................        1,400    1,433,376
San Jose Redev Agy Tax Alloc
     MBIA Ser 04A
     5.25%, 8/01/19 .....................        5,000    5,587,950
San Mateo Cnty Cmmty College Dist COP
     MBIA Ser 04
     5.25%, 10/01/20 ....................        2,870    3,189,775
Santa Margarita Wtr Fac Dist
     (Talega) Ser 99
     6.25%, 9/01/29 .....................       11,550   11,966,031
Semitropic Impt Dist Wtr Storage
     XLCA Ser 04A
     5.50%, 12/01/23 ....................        1,640    1,821,581
So Calif HFA SFMR
     (Mtg Rev) GNMA/FNMA Ser 92A AMT
     6.75%, 9/01/22 .....................           60       60,081


--------------------------------------------------------------------------------
52 o AllianceBernstein Municipal Income Fund

                                              Principal
                                                 Amount
                                                  (000)         Value
-------------------------------------------------------------------------

So Tahoe Joint Pwr Fin Auth
     Ser 95A
     5.75%, 10/01/25 .......................       $ 3,000  $  3,161,340
South Gate Pub Fin Auth
     (South Gate Redev Proj 621) XLCA Ser 02
     5.125%, 9/01/24 .......................         1,800     1,909,710
Tejon Ranch CFD
     Ser 03
     6.125%, 9/01/27 .......................         1,000     1,014,520
     6.20%, 9/01/33 ........................         2,375     2,405,329
Torrance COP
     (Ref & Pub Imprt Proj) AMBAC Ser 05B
     5.00%, 6/01/24 ........................         2,900     3,049,640
Univ of Calif Regents Hgr Ed
     FGIC Ser 01M
     5.125%, 9/01/30(c) ....................        12,270    12,674,174
Upland CFD Spl Tax
     (San Antonio) Ser 04-1-A
     5.90%, 9/01/24 ........................         1,500     1,523,565
West Contra Costa Healthcare Dist COP
     AMBAC Ser 04
     5.375%, 7/01/21-7/01/24 ...............         4,720     5,128,256
West Kern Cnty Wtr Rev
     Ser 01
     5.625%, 6/01/31 .......................         3,000     3,124,020
Westminster Redev Agy MFHR
     (Rose Garden Apt) Ser 93A AMT
     6.75%, 8/01/24 ........................         4,300     4,399,975
Yorba Linda Rec Rev
     (Black Gold Golf Proj) Ser 00
     7.50%, 10/01/30 .......................         5,680     6,802,766
                                                            ------------
                                                             874,285,150
                                                            ------------
Connecticut-0.7%
Connecticut GO
     MBIA Ser 04-412
     7.9556%, 12/01/11(a) ..................         5,000     6,078,700
                                                            ------------
Florida-0.1%
Ft Lauderdale Arpt Fac
     (Cargo Acq Grp) Ser 03 AMT
     5.75%, 1/01/32 ........................         1,500     1,446,150
                                                            ------------
Texas-0.2%
Richardson Texas Hosp Auth
     (Richardson Regional) Ser 04
     6.00%, 12/01/19 .......................         1,715     1,852,303
                                                            ------------
Total Long-Term Municipal Bonds
     (cost $818,848,229) ...................                 883,662,303
                                                            ------------


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 53

                                                 Principal
                                                    Amount
                                                     (000)        Value
--------------------------------------------------------------------------

Short-Term Municipal Notes(d)-1.6%
California-1.6%
California Dept of Wtr Res
     Ser 02B-3
     1.70%, 5/01/22 ........................        $ 1,600   $  1,600,000
California Dept of Wtr Res
     Ser 02B-4
     1.71%, 5/01/22 ........................          7,500      7,500,000
California Economic Recovery
     Ser 04C-7
     1.71%, 7/01/23 ........................            500        500,000
California Health Facs Fin Auth Rev
     (Adventist Hlth Sys) Ser 02A
     1.70%, 9/01/25 ........................            500        500,000
Los Angeles Dept of Wtr & Pwr Rev
     Ser 01B-6
     1.70%, 7/01/34 ........................          3,975      3,975,000
                                                              ------------
                                                                14,075,000
                                                              ------------
Illinois-0.0%
Illinois Dev Fin Auth PCR
     (Illinois Pwr Proj) AMBAC Ser 01
     1.80%, 11/01/28 .......................            100        100,000
                                                              ------------
Total Short-Term Municipal Notes
     (cost $14,175,000) ....................                    14,175,000
                                                              ------------
Total Investments-99.3%
     (cost $833,023,229) ...................                   897,837,303
Other assets less liabilities-0.7% .........                     6,283,225
                                                              ------------
Net Assets-100% ............................                  $904,120,528
                                                              ------------

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                        Rate Type
                                                ---------------------------
                                                  Payments       Payments
                        Notional                    made         received        Unrealized
     Swap                Amount   Termination      by the          by the       Appreciation/
     Counterparty        (000)        Date       Portfolio       Portfolio     (Depreciation)
----------------------------------------------------------------------------------------------
     Goldman Sachs     $52,700      02/03/06     76.48% of        BMA*          $  2,943
                                             1 Month LIBOR**
     Goldman Sachs       5,000      03/01/06     2.250%           BMA*           (21,761)
     J.P. Morgan         7,655      11/18/04     1.297%           BMA*             4,681
     J.P. Morgan         7,300      06/08/05     1.250%           BMA*            28,081
     J.P. Morgan        15,065      07/08/05     1.257%           BMA*            68,435
     Merrill Lynch      52,700      02/03/06      BMA*          85.10% of        138,412
                                                            1 Month LIBOR**
     Merrill Lynch+     17,000      11/01/19     3.896%           BMA*           (42,739)


*   BMA (Bond Market Association)

**  LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 1, 2005.


--------------------------------------------------------------------------------
54 o AllianceBernstein Municipal Income Fund

FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                                   Value at
                    Number of     Expiration      Original        October 31,    Unrealized
     Type          Contracts         Month         Value             2004       (Depreciation)
---------------------------------------------------------------------------------------------
     U.S. T-Note
     10 Yr Future      360          December    $40,137,317       $40,882,500    $  (745,183)
                                      2004
     Swap
     10 Yr Future      290          December     31,783,366        32,470,937      (687,571)
                                      2004                                      -----------
                                                                                $(1,432,754)
                                                                                -----------


(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Position, or portion thereof, with a market value of $1,490,434 has been segregated to collaterize margin requirements for open futures contracts.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     Glossary of Terms:
     ACA   -  American Capital Access Financial Guaranty Corporation
     AMBAC -  American Municipal Bond Assurance Corporation
     AMT   -  Alternative Minimum Tax--(subject to)
     CDD   -  Community Development District
     CFD   -  Community Facilities District
     COP   -  Cerificate of Participation
     ETM   -  Escrow to Maturity
     FGIC  -  Financial Guaranty Insurance Company
     FHA   -  Federal Housing Administration
     FNMA  -  Federal National Mortgage Association
     FSA   -  Financial Security Assurance Inc.
     GNMA  -  Government National Mortgage Association
     GO    -  General Obligation
     HFA   -  Housing Finance Authority
     MBIA  -  Municipal Bond Investors Assurance
     MFA   -  Mortgage Finance Authority
     MFHR  -  Multi-Family Housing Revenue
     PCR   -  Pollution Control Revenue
     SFMR  -  Single Family Mortgage Revenue
     SWR   -  Solid Waste Revenue
     XLCA  -  XL Capital Assurance Inc.



See notes to financial statements.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 55

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2004

                                                   Principal
                                                      Amount
                                                       (000)      Value
--------------------------------------------------------------------------------

MUNICIPAL BONDS-100.1%

Long-Term Municipal Bonds-97.7%
California-97.7%
Alameda Transp Auth
     MBIA Ser 99A
     Zero coupon, 10/01/37 ....................   $   16,340   $2,719,466
California GO
     5.25%, 2/01/30 ...........................        2,000    2,074,180
California GO
     (Veterans Housing) FSA Ser 01
     5.60%, 12/01/32 ..........................        4,415    4,488,068
California GO
     AMBAC Ser 03
     5.00%, 2/01/33 ...........................        2,000    2,057,320
California GO
     Ser 04
     5.00%, 2/01/33 ...........................        3,000    3,053,880
California HFA MFHR
     (Mtg Rev) AMBAC Ser 95A
     6.25%, 2/01/37 ...........................        5,000    5,174,200
California Infra & Eco Dev Bank
     (American Ctr/Wine Food & Arts) ACA Ser 99
     5.75%, 12/01/24 ..........................        1,250    1,304,263
California St Dept Wtr Rev
     FSA Ser 03
     8.649%, 5/01/11(a) .......................        5,000    6,262,200
Capistrano Sch Dist
     FGIC Ser 00A
     6.00%, 8/01/24 ...........................        1,550    1,765,078
Capistrano Sch Dist
     FSA Ser 01B
     Zero coupon, 8/01/25 .....................       24,465    9,592,546
Castaic Lake Wtr Agy
     AMBAC Ser 99A
     Zero coupon, 8/01/28 .....................       10,445    2,975,572
Chino Redev Agy Spl Tax
     AMBAC Ser 01A
     5.125%, 9/01/30 ..........................        3,000    3,110,580
Chino Redev Agy Spl Tax
     AMBAC Ser 01B ETM
     5.25%, 9/01/30 ...........................        5,540    5,824,534
Coronado CDD
     FSA Ser 96
     6.00%, 9/01/26 ...........................        6,450    6,971,482
Fontana Pub Fin Auth
     (No Fontana Proj) AMBAC Ser 03A
     5.50%, 9/01/32 ...........................        4,200    4,529,112


--------------------------------------------------------------------------------
56 o AllianceBernstein Municipal Income Fund

                                                   Principal
                                                      Amount
                                                       (000)      Value
--------------------------------------------------------------------------------

Fontana Pub Fin Auth
     (No Fontana Proj) MBIA Ser 93A
     5.625%, 9/01/24 ...........................      $ 6,805   $6,980,569
Franklin-McKinley Sch Dist
     FSA Ser 02B
     5.00%, 8/01/27 ............................          700      725,172
Golden St
     Tobacco Settlement Bonds Radian Ser 03
     5.50%, 6/01/43 ............................        1,400    1,488,718
La Mirada Tax Alloc
     FSA Ser 95B
     5.90%, 8/15/24 ............................        5,000    5,268,600
Lancaster Redev Agy MFHR
     (High Valley Apts) FHA Ser 96A
     6.00%, 6/01/27 ............................        4,170    4,278,670
Long Beach
     (Aquarium of the Pacific Proj) AMBAC Ser 01
     5.25%, 11/01/30(b) ........................        7,000    7,388,640
Los Angeles Dept of Wtr & Pwr
     FGIC Ser 01A
     5.125%, 7/01/41 ...........................        3,000    3,073,440
Los Angeles Dept of Wtr & Pwr
     MBIA Ser 01A
     5.00%, 7/01/24 ............................        5,900    6,125,675
Mojave Wtr Agy Imp Dist
     (Morongo Basin Pipeline) FGIC Ser 96
     5.80%, 9/01/22 ............................       10,000   10,926,500
Orange Cnty COP
     (Loma Ridge Data Ctr Proj) AMBAC
     6.00%, 6/01/21 ............................        1,000    1,198,010
Orange Cnty Recovery Certificates
     MBIA Ser 96A
     6.00%, 7/01/26 ............................        3,000    3,233,940
Poway Redev Agy
     (Paguay Proj) AMBAC Ser 01 ETM
     5.375%, 12/15/31 ..........................        6,330    6,757,022
Redding Elec Sys Rev
     MBIA Ser 92A
     10.728%, 7/01/22(a) .......................        2,000    2,917,360
Riverside Cnty Spl Tax
     (Jurupa Valley) AMBAC Ser 01
     5.125%, 10/01/35 ..........................        5,000    5,168,900
Riverside Cnty Spl Tax
     (Jurupa Valley) AMBAC Ser 01 ETM
     5.25%, 10/01/35(c) ........................        8,000    8,474,400
Ross Valley Sch Dist
     FSA Ser 01
     Zero coupon, 7/01/26 ......................        3,530    1,144,426
San Diego Uni Port Dist Rev
     MBIA Ser 04B
     5.00%, 9/01/23 ............................        1,035    1,097,183


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 57

                                                   Principal
                                                      Amount
                                                       (000)      Value
--------------------------------------------------------------------------------

San Diego Uni Sch Dist
     (Election 1998) MBIA Ser 04E-1
     5.00%, 7/01/23 ........................         $ 1,000   $    1,073,770
So Tahoe Joint Powers Auth
     Fin Auth Ser 95A
     5.75%, 10/01/25 .......................           1,500        1,580,670
Torrance COP
     (Ref & Pub Impt Proj) AMBAC Ser 05B
     5.00%, 6/01/24 ........................             465          488,994
Total Long-Term Municipal Bonds
     (cost $130,591,502) ...................                      141,293,140
Short Term Municipal Notes(d)-2.4%
New York-2.4%
New York City Mun Wtr Fin Auth
     (Wtr & Swr Sys) FGIC Ser 93C
     1.70%, 6/15/23 ........................           3,400        3,400,000
                                                                -------------
Total Short Term Municipal Notes
     (cost $3,400,000) .....................                        3,400,000
                                                                -------------
Total Investments-100.1%
     (cost $133,991,502) ...................                      144,693,140
Other assets less liabilities-(0.1%) .......                         (117,672)
                                                                -------------
Net Assets-100% ............................                    $ 144,575,468
                                                                -------------

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                        Rate Type
                                                ---------------------------
                                                  Payments       Payments
                        Notional                    made         received        Unrealized
     Swap                Amount   Termination      by the          by the       Appreciation/
     Counterparty        (000)        Date       Portfolio       Portfolio     (Depreciation)
----------------------------------------------------------------------------------------------
     Goldman Sachs     $9,000       02/03/06     76.48% of        BMA*          $   503
                                             1 Month LIBOR**
     J.P. Morgan        5,000       11/04/18     1.297%          BMA*             3,057
     Merrill Lynch      9,000       02/03/06      BMA*        85.10% of          23,638
                                                           1 Month LIBOR**
     Merrill Lynch70    2,000       11/01/19     3.896%          BMA*            (5,028)


*   BMA (Bond Market Association)
**  LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 1, 2005.



--------------------------------------------------------------------------------
58 o AllianceBernstein Municipal Income Fund

FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                                 Value at
                    Number of     Expiration      Original      October 31,    Unrealized
     Type          Contracts         Month         Value           2004       (Depreciation)
---------------------------------------------------------------------------------------------
     U.S. T-Note
     10 Yr Future      25           December     $2,787,607     $2,839,062      $ (51,455)
                                      2004
     Swap
     10 Yr Future      19           December      2,082,358     2,127,406         (45,048)
                                      2004                                      ---------
                                                                                $ (96,503)
                                                                                ---------


(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Position with a market value of $284,990 has been segregated to collaterize margin requirements for open futures contracts.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     Glossary of Terms:
     ACA    - American Capital Access Financial Guaranty Corporation
     AMBAC  - American Municipal Bond Assurance Corporation
     CDD    - Community Development District
     COP    - Cerificate of Participation
     ETM    - Escrow to Maturity
     FGIC   - Financial Guaranty Insurance Company
     FHA    - Federal Housing Administration
     FSA    - Financial Security Assurance Inc.
     GO     - General Obligation
     HFA    - Housing Finance Authority
     MBIA   - Municipal Bond Investors Assurance
     MFHR   - Multi-Family Housing Revenue



See notes to financial statements.

--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 59

STATEMENT OF ASSETS & LIABILITIES
October 31, 2004

                                                                    Insured
                                                     National       National
                                                   ------------  --------------

Assets
Investments in securities, at value
  (cost $455,129,301 and $153,480,392,
  respectively) .................................  $ 478,908,271  $ 165,388,457
Cash ............................................      4,349,821          5,217
Receivable for
   investment securities sold. ..................     11,441,489             -0-
Interest receivable .............................      8,407,645      2,227,418
Receivable for capital stock sold ...............      1,434,963        672,877
Unrealized appreciation of swap
   contracts ....................................        133,034         39,653
                                                   -------------  -------------
Total assets. ...................................    504,675,223    168,333,622
                                                   -------------  -------------
Liabilities
Payable for investment securities
   purchased ....................................     14,449,135      1,798,974
Payable for capital stock redeemed ..............      3,453,228      1,025,073
Dividends payable ...............................        643,346        201,804
Distribution fee payable ........................        208,651         63,183
Advisory fee payable ............................         85,388         52,405
Transfer Agent fee payable ......................         57,423          3,651
Unrealized depreciation of swap
   contracts ....................................         32,641          7,793
Payable for variation margin on futures
   contracts ....................................             -0-        38,000
Accrued expenses ................................        155,845         88,412
                                                   -------------  -------------
Total liabilities ...............................     19,085,657      3,279,295
                                                   -------------  -------------
Net Assets ......................................  $ 485,589,566  $ 165,054,327
                                                   -------------  -------------
Composition of Net Assets
Capital stock, at par. ..........................  $      47,928  $      16,049
Additional paid-in capital ......................    517,111,577    157,063,241
Undistributed/distributions in excess of
   net investment income. .......................       (640,472)       218,127
Accumulated net realized loss on
   investment transactions. .....................    (54,807,532)    (3,986,022)
Net unrealized appreciation
   of investments. ..............................     23,878,065     11,742,932
                                                   -------------  -------------
                                                   $ 485,589,566  $ 165,054,327
                                                   -------------  -------------


--------------------------------------------------------------------------------
60 o AllianceBernstein Municipal Income Fund

                                                                    Insured
                                                     National       National
                                                   ------------  --------------

Class A Shares
Net assets ......................................   $ 344,556,982 $ 129,888,029
                                                    ------------- -------------
Shares of capital stock outstanding .............      33,998,737    12,622,884
                                                    ------------- -------------
Class B Shares
Net assets ......................................   $  72,263,698 $  22,967,937
                                                    ------------- -------------
Shares of capital stock outstanding .............       7,138,499     2,237,856
                                                    ------------- -------------
Class C Shares
Net assets ......................................    $ 68,768,886 $  12,198,361
                                                    ------------- -------------
Shares of capital stock outstanding .............       6,791,156     1,187,913
                                                    ------------- -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ....................................          $10.13        $10.29
Sales charge--4.25% of public offering
   price ........................................             .45           .46
                                                           ------        ------
Maximum offering price ..........................          $10.58        $10.75
                                                           ------        ------
Class B Shares
Net asset value and offering price
   per share ....................................          $10.12        $10.26
                                                           ------        ------
Class C Shares
Net asset value and offering price
   per share ....................................          $10.13        $10.27
                                                           ------        ------


See notes to financial statements.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 61

                                                  New York         California
                                              --------------     ---------------

Assets
Investments in securities, at value
   (cost $451,890,212 and $833,023,229,
   respectively) ..........................    $ 480,284,332      $ 897,837,303
Cash                                                  74,726             19,116
Interest receivable .......................        7,276,676         12,009,015
Receivable for capital stock sold .........        1,676,196          2,285,918
Receivable for investment securities
   sold....................................          835,000            582,030
Unrealized appreciation of swap
   contracts ..............................          108,440            242,552
Receivable for variation margin on futures
   contracts ..............................           51,125                 -0-
                                               -------------      -------------
Total assets ..............................      490,306,495        912,975,934
                                               -------------      -------------
Liabilities
Payable for investment securities
   purchased ..............................       10,599,576          3,010,055
Payable for capital stock redeemed ........        1,765,271          3,511,072
Dividends payable .........................          597,723          1,116,375
Distribution fee payable ..................          237,214            419,161
Unrealized depreciation of swap
   contracts ..............................          159,225             64,500
Advisory fee payable ......................           45,580            282,176
Transfer Agent fee payable ................           18,426             30,021
Payable for variation margin on futures
   contracts ..............................               -0-           280,000
Accrued expenses ..........................           76,677            142,046
                                               -------------      -------------
Total liabilities .........................       13,499,692          8,855,406
                                               -------------      -------------
Net Assets ................................    $ 476,806,803      $ 904,120,528
                                               -------------      -------------
Composition of Net Assets
Capital stock, at par. ....................    $      48,035      $      82,693
Additional paid-in capital ................      468,324,881        873,773,585
Distributions in excess of net investment
   income .................................         (416,128)        (1,119,724)
Accumulated net realized loss on
   investment transactions ................      (19,767,666)       (32,175,398)
Net unrealized appreciation
   of investments .........................       28,617,681         63,559,372
                                               -------------      -------------
                                               $ 476,806,803      $ 904,120,528
                                               -------------      -------------


--------------------------------------------------------------------------------
62 o AllianceBernstein Municipal Income Fund

                                                  New York         California
                                              --------------     ---------------
Class A Shares
Net assets .................................   $ 280,212,573      $ 587,874,006
                                               -------------      -------------
Shares of capital stock outstanding ........      28,216,657         53,763,918
                                               -------------      -------------
Class B Shares
Net assets .................................   $ 151,473,564      $ 175,215,468
                                               -------------      -------------
Shares of capital stock outstanding ........      15,271,948         16,028,497
                                               -------------      -------------
Class C Shares
Net assets .................................    $ 45,120,666      $ 141,031,054
                                               -------------      -------------
Shares of capital stock outstanding ........       4,546,643         12,900,549
                                               -------------      -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...............................          $ 9.93             $10.93
Sales charge--4.25% of public offering
   price. ..................................             .44                .49
                                                      ------             ------
Maximum offering price .....................          $10.37             $11.42
                                                      ------             ------
Class B Shares
Net asset value and offering price
   per share ...............................          $ 9.92             $10.93
                                                      ------             ------
Class C Shares
Net asset value and offering price
   per share ...............................          $ 9.92             $10.93
                                                      ------             ------


See notes to financial statements.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 63

                                                                       Insured
                                                                     California
                                                                   -------------
Assets
Investments in securities, at value (cost $133,991,502) ........   $144,693,140
Cash. ..........................................................         87,055
Interest receivable ............................................      1,735,769
Receivable for capital stock sold ..............................         88,643
Unrealized appreciation of swap contracts ......................         27,198
                                                                   ------------
Total assets. ..................................................    146,631,805
                                                                   ------------
Liabilities
Payable for investment securities purchased ....................         482,647
Payable for capital stock redeemed .............................      1,198,883
Dividends payable ..............................................        163,704
Distribution fee payable .......................................         61,469
Advisory fee payable ...........................................         55,518
Payable for variation margin on futures contracts ..............         18,875
Unrealized depreciation of swap contracts ......................          5,028
Transfer Agent fee payable .....................................          2,465
Accrued expenses ...............................................         67,748
                                                                   ------------
Total liabilities ..............................................      2,056,337
                                                                   ------------
Net Assets .....................................................   $144,575,468
                                                                   ------------
Composition of Net Assets
Capital stock, at par. .........................................   $     10,179
Additional paid-in capital .....................................    134,070,591
Distributions in excess of net investment income. ..............       (165,837)
Accumulated net realized gain on investment transactions. ......         33,230
Net unrealized appreciation of investments. ....................     10,627,305
                                                                   ------------
                                                                   $144,575,468
                                                                   ------------
Class A Shares
Net assets .....................................................   $103,413,830
                                                                   ------------
Shares of capital stock outstanding ............................      7,279,608
                                                                   ------------
Class B Shares
Net assets .....................................................   $ 21,558,621
                                                                   ------------
Shares of capital stock outstanding ............................      1,518,258
                                                                   ------------
Class C Shares
Net assets .....................................................   $ 19,603,017
                                                                   ------------
Shares of capital stock outstanding ............................      1,380,744
                                                                   ------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share. ................         $14.21
Sales charge--4.25% of public offering price. ..................            .63
                                                                         ------
Maximum offering price. ........................................         $14.84
                                                                         ------
Class B Shares
Net asset value and offering price per share ...................         $14.20
                                                                         ------
Class C Shares
Net asset value and offering price per share ...................         $14.20
                                                                         ------


See notes to financial statements.


--------------------------------------------------------------------------------
64 o AllianceBernstein Municipal Income Fund

STATEMENT OF OPERATIONS
Year Ended October 31, 2004


                                                                      Insured
                                                   National           National
                                                ------------       ------------

Investment Income
Interest .....................................  $ 29,017,046       $  9,285,529
                                                ------------       ------------
Expenses
Advisory fee .................................     3,100,326          1,049,618
Distribution fee--Class A ....................     1,064,679          396,208
Distribution fee--Class B ....................       871,909            292,814
Distribution fee--Class C ....................       744,968            135,316
Transfer agency ..............................       438,544            116,345
Custodian ....................................       185,898            103,705
Audit and legal ..............................        79,778             79,842
Administrative. ..............................        78,666             78,666
Printing .....................................        62,637             32,942
Registration fees ............................        53,213             43,132
Directors' fees and expenses. ................         4,593              4,637
Miscellaneous ................................        33,955             26,084
                                                ------------       ------------
Total expenses. ..............................     6,719,166          2,359,309
                                                ------------       ------------
Less: advisory fee waived (see Note B) .......    (2,068,713)          (260,522)
                                                ------------       ------------
Less: expense offset arrangement
   (see Note B) ..............................           (30)                (9)
                                                ------------       ------------
Net expenses .................................     4,650,423          2,098,778
                                                ------------       ------------
Net investment income ........................    24,366,623          7,186,751
                                                ------------       ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions ...................     2,969,424            728,870
   Futures contracts .........................       110,314           (167,229)
   Swap contracts ............................        34,078           (287,283)
Net change in unrealized
   appreciation/depreciation of:
   Investments ...............................     5,997,237          3,118,442
   Futures contracts .........................        39,881           (196,993)
   Swap contracts ............................       187,640            101,973
                                                ------------       ------------
Net gain on investment
   transactions ..............................     9,338,574          3,297,780
                                                ------------       ------------
Net Increase in Net Assets
   from Operations ...........................  $ 33,705,197       $ 10,484,531
                                                ------------       ------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 65

                                                  New York          California
                                                ------------       ------------

Investment Income
Interest......................................  $ 27,277,797       $ 53,521,811
                                                ------------       ------------
Expenses
Advisory fee..................................     2,964,604          5,813,783
Distribution fee--Class A.....................       857,655          1,824,564
Distribution fee--Class B.....................     1,603,684          2,066,437
Distribution fee--Class C.....................       479,922          1,535,522
Transfer agency...............................       313,242            429,464
Custodian.....................................       168,136            242,159
Administrative................................        78,666             78,666
Audit and legal...............................        75,665            104,411
Printing......................................        57,694            108,258
Registration fees.............................        19,285             25,066
Directors' fees and expenses..................         4,614              4,364
Miscellaneous.................................        28,418             53,341
                                                ------------       ------------
Total expenses................................     6,651,585         12,286,035
                                                ------------       ------------
Less: advisory fee waived (see Note B)........    (2,263,075)        (2,225,543)
Less: expense offset arrangement
   (see Note B)...............................           (23)               (30)
                                                ------------       ------------
Net expenses..................................     4,388,487         10,060,462
                                                ------------       ------------
Net investment income.........................    22,889,310         43,461,349
                                                ------------       ------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized gain (loss) on:
   Investment transactions....................     4,484,212         11,651,414
   Futures contracts..........................       555,235           (301,166)
   Swap contracts.............................      (334,924)          (938,621)
Net change in unrealized
   appreciation/depreciation of:
   Investments................................     2,243,492         17,378,234
   Futures contracts..........................       286,426         (1,410,889)
   Swap contracts.............................        64,109             76,630
                                                ------------       ------------
Net gain on investment
   transactions...............................     7,298,550         26,455,602
                                                ------------       ------------
Net Increase in Net Assets
   from Operations............................  $ 30,187,860       $ 69,916,951
                                                ------------       ------------


See notes to financial statements.


--------------------------------------------------------------------------------
66 o AllianceBernstein Municipal Income Fund

                                                                     Insured
                                                                    California
                                                                   ------------

Investment Income
Interest......................................                     $  8,481,846
                                                                   ------------
Expenses
Advisory fee..................................                          860,472
Distribution fee--Class A.....................                          342,274
Distribution fee--Class B.....................                          252,130
Distribution fee--Class C.....................                          211,337
Custodian.....................................                          107,846
Audit and legal...............................                           78,744
Administrative................................                           78,666
Transfer agency...............................                           59,938
Printing......................................                           26,097
Registration fees.............................                            8,887
Directors' fees and expenses..................                            4,174
Miscellaneous.................................                            6,385
                                                                   ------------
Total expenses................................                        2,036,950
                                                                   ------------
Less: advisory fee waived (see Note B)........                        (109,407)
Less: expense offset arrangement
   (see Note B)...............................                               (4)
                                                                   ------------
Net expenses..................................                        1,927,539
                                                                   ------------
Net investment income.........................                        6,554,307
                                                                   ------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized gain (loss) on:
   Investment transactions....................                          570,921
   Futures contracts..........................                         (277,309)
   Swap contracts.............................                         (127,431)
Net change in unrealized
   appreciation/depreciation of
   Investments................................                        1,758,006
   Futures contracts..........................                          (96,503)
   Swap contracts.............................                           22,170
                                                                   ------------
Net gain on investment transactions...........                        1,849,854
                                                                   ------------
Net Increase in Net Assets from Operations....                     $  8,404,161
                                                                   ------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 67

STATEMENT OF CHANGES IN NET ASSETS

                                                            National
                                                -------------------------------
                                                 Year Ended         Year Ended
                                                 October 31,        October 31,
                                                    2004               2003
                                                ------------       ------------
Increase (Decrease) in Net Assets
from Operations
Net investment income.........................  $ 24,366,623       $ 29,882,475
Net realized gain (loss) on investment
     transactions.............................     3,113,816         (9,948,872)
Net change in unrealized
     appreciation/depreciation of
     investments..............................     6,224,758         20,949,588
                                                ------------       ------------
Net increase in net assets
     from operations..........................    33,705,197         40,883,191
Dividends to Shareholders from
Net investment income
     Class A..................................   (17,799,171)       (21,495,701)
     Class B..................................    (3,770,465)        (5,455,513)
     Class C..................................    (3,217,276)        (4,236,930)
Capital Stock Transactions
Net decrease..................................   (80,198,932)       (79,920,466)
                                                ------------       ------------
Total decrease................................   (71,280,647)       (70,225,419)
Net Assets
Beginning of period...........................   556,870,213        627,095,632
                                                ------------       ------------
End of period (including distributions
     in excess of net investment income
     of ($640,472) and ($819,955),
     respectively)............................  $485,589,566       $556,870,213
                                                ------------       ------------


See notes to financial statements.


--------------------------------------------------------------------------------
68 o AllianceBernstein Municipal Income Fund

                                                        Insured National
                                                -------------------------------
                                                 Year Ended         Year Ended
                                                 October 31,        October 31,
                                                    2004               2003
                                                ------------       ------------
Increase in Net Assets
from Operations
Net investment income.........................  $  7,186,751       $  9,055,998
Net realized gain on investment
     transactions.............................       274,358          1,491,753
Net change in unrealized
     appreciation/depreciation of
     investments..............................     3,023,422          1,343,415
                                                ------------       ------------
Net increase in net assets from
     operations...............................    10,484,531         11,891,166
Dividends to Shareholders from
Net investment income
     Class A..................................    (5,905,957)        (6,310,731)
     Class B..................................    (1,108,189)        (1,283,611)
     Class C..................................      (511,793)          (574,603)
Capital Stock Transactions
Net decrease..................................   (25,474,760)       (32,945,559)
                                                ------------       ------------
Total decrease................................   (22,516,168)       (29,223,338)
Net Assets
Beginning of period...........................   187,570,495        216,793,833
                                                ------------       ------------
End of period (including undistributed
     net investment income of $218,127,
     and $578,856, respectively)..............  $165,054,327       $187,570,495
                                                ------------       ------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 69

                                                            New York
                                                -------------------------------
                                                 Year Ended         Year Ended
                                                 October 31,        October 31,
                                                    2004               2003
                                                ------------       ------------
Increase (Decrease) in Net Assets
from Operations
Net investment income.........................  $ 22,889,310       $ 26,415,643
Net realized gain (loss) on investment
     transactions.............................     4,704,523         (3,471,763)
Net change in unrealized
     appreciation/depreciation of
     investments..............................     2,594,027          9,667,991
                                                ------------       ------------
Net increase in net assets from
     operations...............................    30,187,860         32,611,871
Dividends to Shareholders from
Net investment income
     Class A..................................   (14,205,327)       (16,381,761)
     Class B..................................    (6,854,476)        (8,057,311)
     Class C..................................    (2,052,427)        (2,481,995)
Capital Stock Transactions
Net decrease..................................   (65,951,705)       (34,714,981)
                                                ------------       ------------
Total decrease................................   (58,876,075)       (29,024,177)
Net Assets
Beginning of period...........................   535,682,878        564,707,055
                                                ------------       ------------
End of period (including distributions
     in excess of net investment income
     of ($416,128) and ($44,768),
     respectively)............................  $476,806,803       $535,682,878
                                                ------------       ------------


See notes to financial statements.


--------------------------------------------------------------------------------
70 o AllianceBernstein Municipal Income Fund

                                                          California
                                                -------------------------------
                                                 Year Ended         Year Ended
                                                 October 31,        October 31,
                                                    2004               2003
                                                ------------       ------------
Increase (Decrease) in Net Assets
from Operations
Net investment income.........................  $ 43,461,349     $   53,992,492
Net realized gain on investment
     transactions.............................    10,411,627          2,879,475
Net change in unrealized
     appreciation/depreciation of
     investments..............................    16,043,975        (24,217,724)
                                               -------------     --------------
Net increase in net assets from
     operations...............................    69,916,951         32,654,243
Dividends to Shareholders from
Net investment income
     Class A..................................   (28,909,395)       (35,416,009)
     Class B..................................    (8,383,891)       (11,754,028)
     Class C..................................    (6,227,673)        (8,503,834)
Capital Stock transactions
Net decrease..................................  (174,293,229)      (138,909,763)
                                               -------------     --------------
Total decrease................................  (147,897,237)      (161,929,391)
Net Assets
Beginning of period........................... 1,052,017,765      1,213,947,156
                                               -------------     --------------
End of period (including distributions
     in excess of net investment income
     of ($1,119,724) and ($1,448,222),
     respectively)............................ $ 904,120,528     $1,052,017,765
                                               -------------     --------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 71

                                                      Insured California
                                                -------------------------------
                                                 Year Ended         Year Ended
                                                 October 31,        October 31,
                                                    2004               2003
                                                ------------       ------------
Increase (Decrease) in Net Assets
from Operations
Net investment income.........................  $  6,554,307       $  7,698,591
Net realized gain on investment
     transactions.............................       166,181            958,179
Net change in unrealized
     appreciation/depreciation of
     investments..............................     1,683,673         (2,241,375)
                                                ------------       ------------
Net increase in net assets from
     operations...............................     8,404,161          6,415,395
Dividends to Shareholders from
Net investment income
     Class A..................................    (4,940,332)        (5,839,608)
     Class B..................................      (914,071)        (1,234,036)
     Class C..................................      (767,377)          (822,034)
Capital Stock Transactions
Net decrease..................................   (33,260,007)       (23,287,564)
                                                ------------       ------------
Total decrease................................   (31,477,626)       (24,767,847)
Net Assets
Beginning of period...........................   176,053,094        200,820,941
                                                ------------       ------------
End of period (including distributions
     in excess of net investment income
     of ($165,837) and ($216,632),
     respectively)............................  $144,575,468       $176,053,094
                                                ------------       ------------


See notes to financial statements.


--------------------------------------------------------------------------------
72 o AllianceBernstein Municipal Income Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE A
Significant Accounting Policies
AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market values of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ")


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 73 are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (OTC) (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes
It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. As described more fully in the prospectus for the Portfolios, each portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of


--------------------------------------------------------------------------------
74 o AllianceBernstein Municipal Income Fund

Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios accrete discounts as adjustments to interest income. Additionally, the Portfolios amortize premiums on debt securities for financial statement reporting purposes.

The New York, Insured California and California
Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in each Portfolio represented by the net assets of such class, except that each Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Fund are charged to each Portfolio in proportion to net assets.

5. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the National, New York and California Portfolios paid the Adviser an advisory fee at an annual rate of .625% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625% of the first $200 million, .50% of the next $200 million and ..45% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of its average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .45% of the first $2.5 billion, ..40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio's average daily net assets. Such fee is accrued daily and paid monthly. For the year ended October 31, 2004, the Adviser has voluntarily agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follow: National


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 75

Portfolio, $1,452,587; Insured National, $38,777; New York, $1,638,328 and California, $1,030,577

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Advisor began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. Through September 6, 2004, such waivers amounted to: National Portfolio, $614,577; Insured National Portfolio, $208,360; New York Portfolio, $584,907; California Portfolio, $1,151,766; and Insured California Portfolio, $109,407. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Effective June 16, 2004, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:

Portfolios                  Class A      Class B       Class C
-----------------------------------------------------------------
National .................   .68%         1.38%         1.38%
Insured National .........  1.04%         1.74%         1.74%
New York .................   .58%         1.28%         1.28%
California ...............   .77%         1.47%         1.47%

For the year ended October 31, 2004, such reimbursement waivers amounted to $1,549, $13,385, $39,840 and $43,200 for National, Insured National, New York and California Portfolios, respectively.

Pursuant to the advisory agreement, the National, Insured National, New York, California and Insured California Portfolios each paid $78,666 to the Adviser representing the cost of certain legal and accounting services provided to each portfolio by the Adviser for the year ended October 31, 2004.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $256,626; Insured National Portfolio, $74,396; New York Portfolio, $184,156; California Portfolio, $225,239 and Insured California Portfolio, $35,048 for the year ended October 31, 2004.

For the year ended October 31, 2004, the Fund's expenses were reduced by:
National Portfolio $30; Insured National Portfolio $9; New York Portfolio $23; California Portfolio $30 and Insured California Portfolio, $4 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the


--------------------------------------------------------------------------------
78 o AllianceBernstein Municipal Income Fund

Notes to Financial Statements

Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended October 31, 2004 as follows:

                              Front-End     Contingent Deferred Sales Charges
                          Sales Charges    -------------------------------------
Portfolio                       Class A       Class A       Class B      Class C
--------------------------------------------------------------------------------
National ...............       $ 28,633       $ 6,602     $ 212,576     $ 12,240
Insured National .......          5,256         2,404       116,486       64,243
New York ...............         25,534         5,756        66,144        3,392
California .............         39,251            -0-       51,091          707
Insured California .....          4,636        10,715       178,015        3,197

Accrued expenses for the National Portfolio includes $1,298 owed to a director under the trust's deferred compensation plan.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the
"Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                         Class B           Class C
------------                                  ---------------    ---------------
National ..................................   $    4,236,898     $    4,488,094
Insured National ..........................        3,623,596          1,793,252
New York ..................................        7,770,000          2,587,610
California ................................        8,645,225          5,484,256
Insured California ........................        3,093,722          1,589,508

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 77

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2004 were as follows:

Portfolio                                          Purchases           Sales
-------------                                   --------------    --------------
National .....................................  $ 241,074,616      $ 315,704,826
Insured National .............................     20,549,802         47,919,436
New York .....................................    155,750,022        230,662,817
California ...................................    348,000,811        536,312,649
Insured California ...........................      8,563,971         46,454,659

There were no purchases or sales of U.S. government and government agency obligations for the year ended October 31, 2004. At October 31, 2004, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding futures and swap transactions) are as follows:

                                        Gross Unrealized                 Net
                                 -------------------------------     Unrealized
Portfolio               Cost     Appreciation     (Depreciation)    Appreciation
--------------------------------------------------------------------------------
National          $ 455,506,749  $ 24,449,156      $ (1,047,634)    $ 23,401,522
Insured National    153,774,448    11,634,676           (20,667)      11,614,009
New York            452,365,092    28,115,734          (196,494)      27,919,240
California          834,241,097    63,990,002          (393,796)      63,596,206
Insured California  133,991,502    10,701,638                -0-      10,701,638

1. Financial Futures Contracts
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.


--------------------------------------------------------------------------------
78 o AllianceBernstein Municipal Income Fund

2. Swap Agreements
The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to November 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

NOTE E
Capital Stock
The Fund has 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated as Class A, Class B and Class C shares. Each


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 79

Portfolio class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                              ---------------------------------  ---------------------------------
                                             Shares                           Amount
                              ---------------------------------  ---------------------------------
                                  Year Ended        Year Ended       Year Ended        Year Ended
                                 October 31,       October 31,      October 31,       October 31,
National Portfolio                      2004              2003             2004              2003
--------------------------------------------------------------------------------------------------
Class A
Shares sold                        2,106,313         5,240,127      $ 21,206,306     $  51,860,709
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                       1,062,068         1,309,083        10,700,580        12,986,855
--------------------------------------------------------------------------------------------------
Shares converted
   from Class B                      908,105           722,346         9,149,675         7,171,418
--------------------------------------------------------------------------------------------------
Shares redeemed                   (7,574,363)      (11,760,872)      (76,128,944)     (116,461,855)
--------------------------------------------------------------------------------------------------
Net decrease                      (3,497,877)       (4,489,316)    $ (35,072,383)    $ (44,442,873)
--------------------------------------------------------------------------------------------------
Class B
Shares sold                          578,587         1,609,267     $   5,842,291     $  15,981,804
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                         219,683           319,304         2,211,420         3,160,356
--------------------------------------------------------------------------------------------------
Shares converted
   to Class A                       (909,487)         (728,467)       (9,149,675)       (7,171,418)
--------------------------------------------------------------------------------------------------
Shares redeemed                   (2,931,579)       (3,549,417)      (29,317,272)      (35,164,645)
--------------------------------------------------------------------------------------------------
Net decrease                      (3,042,796)       (2,349,313)    $ (30,413,236)    $ (23,193,903)
--------------------------------------------------------------------------------------------------
Class C
Shares sold                          439,534         1,473,169     $   4,427,586     $  14,598,075
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                         168,949           223,583         1,700,732         2,215,954
--------------------------------------------------------------------------------------------------
Shares redeemed                   (2,074,718)       (2,941,313)      (20,841,631)      (29,097,719)
--------------------------------------------------------------------------------------------------
Net decrease                      (1,466,235)       (1,244,561)     $(14,713,313)    $ (12,283,690)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
80 o AllianceBernstein Municipal Income Fund

                              ---------------------------------  ---------------------------------
                                             Shares                           Amount
                              ---------------------------------  ---------------------------------
                                  Year Ended        Year Ended       Year Ended        Year Ended
                                 October 31,       October 31,      October 31,       October 31,
Insured National Portfolio              2004              2003             2004              2003
--------------------------------------------------------------------------------------------------
Class A
Shares sold                          663,909         2,002,229       $ 6,797,650     $  19,873,441
Shares issued in
   reinvestment of
   dividends                         314,725           348,362         3,210,143         3,488,206
Shares converted
   from Class B                      314,704           142,406         3,204,389         1,425,262
Shares redeemed                   (2,436,297)       (5,278,934)      (24,802,001)      (52,546,736)
Net decrease                      (1,142,959)       (2,785,937)    $ (11,589,819)    $ (27,759,827)
Class B
Shares sold                          187,387           911,807     $   1,914,256     $   9,091,873
Shares issued in
   reinvestment of
   dividends                          67,644            79,214           688,458           791,414
Shares converted
   to Class A                       (315,535)         (142,768)       (3,204,389)       (1,425,262)
Shares redeemed                   (1,096,825)         (995,518)      (11,106,033)       (9,923,365)
Net decrease                      (1,157,329)         (147,265)    $ (11,707,708)    $  (1,465,340)
Class C
Shares sold                          135,329         1,069,378     $   1,384,233     $  10,671,094
Shares issued in
   reinvestment of
   dividends                          20,113            24,507           204,719           244,912
Shares redeemed                     (369,493)       (1,469,333)       (3,766,185)      (14,636,398)
Net decrease                        (214,051)         (375,448)    $  (2,177,233)    $  (3,720,392)



--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 81

                              ---------------------------------  ---------------------------------
                                             Shares                           Amount
                              ---------------------------------  ---------------------------------
                                  Year Ended        Year Ended       Year Ended        Year Ended
                                 October 31,       October 31,      October 31,       October 31,
New York Portfolio                      2004              2003             2004              2003
--------------------------------------------------------------------------------------------------
Class A
Shares sold                        2,422,050         3,491,740      $ 23,861,758     $  34,192,571
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                       1,009,825         1,142,085         9,941,832        11,178,653
--------------------------------------------------------------------------------------------------
Shares converted
   from Class B                    1,018,102           740,326        10,022,329         7,233,594
--------------------------------------------------------------------------------------------------
Shares redeemed                   (8,061,705)       (6,845,242)      (79,561,547)      (66,948,352)
--------------------------------------------------------------------------------------------------
Net decrease                      (3,611,728)       (1,471,091)     $(35,735,628)    $ (14,343,534)
--------------------------------------------------------------------------------------------------
Class B
Shares sold                        2,250,287         2,586,012      $ 22,104,831     $  25,279,109
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                         473,978           565,149         4,660,130         5,526,205
--------------------------------------------------------------------------------------------------
Shares converted
   to Class A                     (1,019,366)         (741,085)      (10,022,329)       (7,233,594)
--------------------------------------------------------------------------------------------------
Shares redeemed                   (4,010,210)       (3,920,006)      (39,249,636)      (38,245,841)
--------------------------------------------------------------------------------------------------
Net decrease                      (2,305,311)       (1,509,930)     $(22,507,004)    $ (14,674,121)
--------------------------------------------------------------------------------------------------
Class C
Shares sold                          353,153           981,828      $  3,469,107     $   9,631,390
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                         122,716           147,941         1,207,406         1,447,380
--------------------------------------------------------------------------------------------------
Shares redeemed                   (1,265,156)       (1,721,256)      (12,385,586)      (16,776,096)
--------------------------------------------------------------------------------------------------
Net decrease                        (789,287)         (591,487)     $ (7,709,073)    $  (5,697,326)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
82 o AllianceBernstein Municipal Income Fund

                              ---------------------------------  ---------------------------------
                                             Shares                           Amount
                              ---------------------------------  ---------------------------------
                                  Year Ended        Year Ended       Year Ended        Year Ended
                                 October 31,       October 31,      October 31,       October 31,
California Portfolio                    2004              2003             2004              2003
--------------------------------------------------------------------------------------------------
Class A
Shares sold                        4,313,305         7,292,692     $  46,524,777     $  78,795,271
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                       1,565,519         1,891,255        16,901,277        20,402,040
--------------------------------------------------------------------------------------------------
Shares converted
   from Class B                    1,341,372           898,827        14,482,317         9,664,034
--------------------------------------------------------------------------------------------------
Shares redeemed                  (14,100,595)      (16,348,786)     (151,643,233)     (175,475,882)
--------------------------------------------------------------------------------------------------
Net decrease                      (6,880,399)       (6,266,012)    $ (73,734,862)    $ (66,614,537)
--------------------------------------------------------------------------------------------------
Class B
Shares sold                          623,013         3,274,769     $   6,737,003     $  35,504,609
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                         482,633           651,921         5,211,465         7,031,904
--------------------------------------------------------------------------------------------------
Shares converted
   to Class A                     (1,341,787)         (893,349)      (14,482,317)       (9,664,034)
--------------------------------------------------------------------------------------------------
Shares redeemed                   (6,042,269)       (6,536,279)      (64,850,399)      (69,943,417)
--------------------------------------------------------------------------------------------------
Net decrease                      (6,278,410)       (3,502,938)    $ (67,384,248)    $ (37,070,938)
--------------------------------------------------------------------------------------------------
Class C
Shares sold                          736,060         2,234,781     $   7,949,969     $  24,175,330
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                         267,954           378,760         2,892,849         4,087,220
--------------------------------------------------------------------------------------------------
Shares redeemed                   (4,094,746)       (5,908,902)      (44,016,937)      (63,486,838)
--------------------------------------------------------------------------------------------------
Net decrease                      (3,090,732)       (3,295,361)    $ (33,174,119)    $ (35,224,288)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 83

                              ---------------------------------  ---------------------------------
                                             Shares                           Amount
                              ---------------------------------  ---------------------------------
                                  Year Ended        Year Ended       Year Ended        Year Ended
                                 October 31,       October 31,      October 31,       October 31,
Insured California Portfolio            2004              2003             2004              2003
--------------------------------------------------------------------------------------------------
Class A
Shares sold                          311,027         1,681,945      $  4,392,860     $  23,818,192
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                         192,258           220,654         2,720,559         3,135,640
--------------------------------------------------------------------------------------------------
Shares converted
   from Class B                      127,615           131,721         1,798,159         1,868,598
--------------------------------------------------------------------------------------------------
Shares redeemed                   (2,248,715)       (3,370,471)      (31,557,790)      (48,154,482)
--------------------------------------------------------------------------------------------------
Net decrease                      (1,617,815)       (1,336,151)     $(22,646,212)    $ (19,332,052)
--------------------------------------------------------------------------------------------------
Class B
Shares sold                          126,832           607,694      $  1,809,363     $   8,677,397
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                          40,644            54,042           575,164           768,116
--------------------------------------------------------------------------------------------------
Shares converted
   to Class A                       (127,663)         (131,793)       (1,798,159)       (1,868,598)
--------------------------------------------------------------------------------------------------
Shares redeemed                     (609,915)         (781,453)       (8,598,143)      (11,025,906)
--------------------------------------------------------------------------------------------------
Net decrease                        (570,102)         (251,510)     $ (8,011,775)    $  (3,448,991)
--------------------------------------------------------------------------------------------------
Class C
Shares sold                          169,523           428,885      $  2,409,230     $   6,085,894
--------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                          33,934            34,916           479,739           495,849
--------------------------------------------------------------------------------------------------
Shares redeemed                     (388,546)         (502,296)       (5,490,989)       (7,088,264)
--------------------------------------------------------------------------------------------------
Net decrease                        (185,089)          (38,495)     $ (2,602,020)    $    (506,521)
--------------------------------------------------------------------------------------------------


NOTE F
Risks Involved inInvesting in the Fund
Concentration of Credit Risk--The Portfolios of the AllianceBernstein Municipal Income Fund are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


--------------------------------------------------------------------------------
84 o AllianceBernstein Municipal Income Fund

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2004.

NOTE H
Distributions to Shareholders
The tax character of distributions paid during the fiscal years ended October 31, 2004 and 2003 were as follows:

National Portfolio                                   2004           2003
                                               --------------- --------------
Distributions paid from:
     Ordinary income ........................   $   736,836      $ 1,829,726
     Tax-exempt income ......................    24,050,076       29,358,418
                                                -----------      -----------
Total distributions paid ....................   $24,786,912      $31,188,144
                                                -----------      -----------

As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ........................  $ (54,430,084)(a)
Unrealized appreciation .....................................     23,503,491(b)
                                                               -------------
Total accumulated earnings/(deficit) ........................  $ (30,926,593)(c)
                                                               -------------

(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $54,430,084, of which $12,161,492 expires in the year 2007, $18,808,737 expires in the year 2008, $12,984,821 expires in the year 2010 and $10,475,034 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year $2,888,492 of the capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

During the current fiscal year, permanent differences, primarily due to distribution in excess of net investment income, the tax treatment of sales of defaulted securities and tax treatment of swap income, resulted in a net decrease of distribution in excess of net investment income, a decrease in accumulated net realized loss on investment transactions and a corresponding decrease to additional paid-in-capital. This reclassification had no effect on net assets.

Insured National Portfolio                           2004           2003
                                               --------------- --------------
Distributions paid from:
     Ordinary income ........................   $    12,360      $        -0-
     Tax-exempt income ......................     7,513,579        8,168,945
                                                -----------      -----------
Total distributions paid ....................   $ 7,525,939      $ 8,168,945
                                                -----------      -----------


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 85

As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ................................   $   422,690
Accumulated capital and other losses .........................    (3,888,958)(a)
Unrealized appreciation ......................................    11,643,110(b)
                                                                 -----------
Total accumulated earnings/(deficit) .........................   $ 8,176,842(c)
                                                                 -----------


(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $3,888,958, of which $1,875,023 expires in the year 2007, $1,593,951 in 2008 and $419,984 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $34,502 of capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purpose of gain/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable. During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net decrease of undistributed net investment income, and a corresponding decrease in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.

New York Portfolio                                   2004           2003
                                               --------------- --------------
Distributions paid from:
     Ordinary income ........................  $         -0-   $    126,538
     Tax-exempt income ......................    23,112,230      26,794,529
                                               ------------    ------------
Total distributions paid ....................  $ 23,112,230    $ 26,921,067
                                               ------------    ------------

As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income .............        144,932
Accumulated capital and other losses .......................    (19,018,440)(a)
Unrealized appreciation/(depreciation) .....................     27,905,118(b)
                                                               ------------
Total accumulated earnings/(deficit) .......................   $  9,031,610(c)
                                                               ------------

(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $19,018,440, of which $2,275,884 expires in the year 2007, $5,997,244 expires in the year 2008, $6,973,404 expires in the year 2009 and $3,771,908 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $4,997,791 of the capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable.


--------------------------------------------------------------------------------
86 o AllianceBernstein Municipal Income Fund

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income and net operating losses, resulted in a net increase in accumulated net realized loss on investment transactions, a decrease in accumulated net realized loss on investment transactions, and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

California Portfolio                                 2004           2003
                                               --------------- --------------
Distributions paid from:
     Ordinary income                            $    662,168     $  2,830,191
     Tax-exempt income                            42,858,791       52,843,680
                                                ------------     ------------
Total distributions paid                        $ 43,520,959     $ 55,673,871
                                                ------------     ------------

As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .......................  $ (32,390,284)(a)
Unrealized appreciation/(depreciation) .....................     63,770,909(b)
                                                              -------------
Total accumulated earnings/(deficit) .......................  $  31,380,625(c)
                                                              -------------

(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $32,390,284 of which $7,305,591 expires in the year 2007, $10,170,666 expires in the year 2008, $10,406,492 expires in the year 2009 and $4,507,535 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $9,216,232 of capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/(losses) on certain derivative instruments and the difference between the book and tax treament of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable.

During the current fiscal year, permanent differences, primarily due to distribution in excess of net investment income and the tax treatment of swap income, resulted in a net decrease in distribution in excess of net investment income, a decrease in accumulated net realized loss on investment transactions, and a corresponding decrease in additional paid-in capital. This reclassification has no effect on net assets.

Insured California Portfolio                         2004           2003
                                               --------------- --------------
Distributions paid from:
     Ordinary income                              $   193,787     $   374,433
Tax-exempt income                                   6,427,993       7,521,245
                                                  -----------     -----------
Total distributions paid                          $ 6,621,780     $ 7,895,678
                                                  -----------     -----------


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 87

As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ........................   $    (63,273)(a)
Unrealized appreciation/(depreciation) ......................     10,721,675(b)
                                                                ------------
Total accumulated earnings/(deficit) ........................   $ 10,658,402(c)
                                                                ------------

(a) On October 31, 2004, the Portfolio had a net capital loss carryforward of $63,273, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $79,950 of the capital loss carryforward was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income, and the tax treatment of swap income, resulted in a net decrease in distribution in excess of net investment income, an increase in accumulated net realized gain on investment transactions, and a corresponding decrease in additional paid in capital. This reclassification had no effect on net assets.

NOTE I
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate


--------------------------------------------------------------------------------
88 o AllianceBernstein Municipal Income Fund
             share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004 the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 89 an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports


--------------------------------------------------------------------------------
90 o AllianceBernstein Municipal Income Fund material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
                                   AllianceBernstein Municipal Income Fund o 91

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 National Portfolio
                                           -------------------------------------------------------------------
                                                                       Class A
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $ 9.96         $ 9.80         $10.34         $10.14         $10.02
                                           -------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c) .............      .50            .52            .54            .54            .55
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .17            .18           (.53)           .21            .12
                                           -------------------------------------------------------------------
Net increase in net asset value
   from operations ......................      .67            .70            .01            .75            .67
                                           -------------------------------------------------------------------
Less: Dividends and
Distributions
Dividends from net
   investment income ....................     (.50)          (.54)          (.54)          (.54)          (.55)
Distributions in excess of
   net investment income ................       -0-            -0-          (.01)          (.01)            -0-
                                           -------------------------------------------------------------------
Total dividends and
   distributions ........................     (.50)          (.54)          (.55)          (.55)          (.55)
                                           -------------------------------------------------------------------
Net asset value, end of period ..........   $10.13         $ 9.96         $ 9.80         $10.34         $10.14
                                           -------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d) ................     6.92%          7.32%           .06%          7.55%          6.95%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...................... $344,557       $373,416       $411,408       $425,506       $412,248
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................      .68%           .68%           .65%           .64%           .68%
   Expenses, before fee
      waivers ...........................     1.08%          1.11%          1.07%          1.06%          1.11%
   Net investment income(b) .............     4.94%          5.25%          5.28%          5.22%          5.53%
Portfolio turnover rate .................       47%            35%            63%           194%           415%


See footnote summary on page 107.


92 o AllianceBernstein Municipal Income Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 National Portfolio
                                           -------------------------------------------------------------------
                                                                       Class B
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $ 9.95         $ 9.79         $10.33         $10.13         $10.00
Income From Investment
   Operations
Net investment income(b)(c) .............      .43            .45            .46            .47            .48
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .17            .18           (.52)           .21            .13
Net increase (decrease) in
   net asset value from
   operations ...........................      .60            .63           (.06)           .68            .61
Less: Dividends and
Distributions
Dividends from net
   investment income ....................     (.43)          (.47)          (.47)          (.47)          (.48)
Distributions in excess of
   net investment income ................       -0-            -0-          (.01)          (.01)            -0-
Total dividends
   and distributions ....................     (.43)          (.47)          (.48)          (.48)          (.48)
Net asset value,
   end of period ........................   $10.12         $ 9.95       $   9.79         $10.33        $ 10.13
Total Return
Total investment return based
   on net asset value(d) ................     6.18%          6.57%          (.62)%         6.84%          6.32%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ......................  $72,264       $101,287       $122,656       $132,074       $117,779
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.39%          1.39%          1.35%          1.36%          1.39%
   Expenses, before fee
      waivers ...........................     1.79%          1.81%          1.77%          1.79%          1.79%
   Net investment income(b) .............     4.24%          4.54%          4.57%          4.59%          4.80%
Portfolio turnover rate. ................       47%            35%            63%           194%           415%



See footnote summary on page 107.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 93

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 National Portfolio
                                           -------------------------------------------------------------------
                                                                       Class C
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $ 9.95         $ 9.79         $10.34         $10.13 $        10.00
Income From Investment
   Operations
Net investment income(b)(c) .............      .43            .45            .47            .47            .48
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .18            .18           (.54)           .22            .13
Net increase (decrease) in
   net asset value from
   operations ...........................      .61            .63           (.07)           .69            .61
Less: Dividends and
Distributions
Dividends from net
   investment income ....................     (.43)          (.47)          (.47)          (.47)          (.48)
Distributions in excess of
   net investment income. ...............       -0-            -0-          (.01)          (.01)            -0-
Total dividends
   and distributions ....................     (.43)          (.47)          (.48)          (.48)          (.48)
Net asset value, end of period ..........   $10.13         $ 9.95         $ 9.79        $ 10.34         $10.13
Total Return
Total investment return based
   on net asset value(d) ................     6.28%          6.57%          (.72)%         6.94%          6.32%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ......................  $68,769        $82,167        $93,032        $98,825        $93,861
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.38%          1.38%          1.35%          1.35%          1.38%
   Expenses, before fee
     waivers ............................     1.78%          1.81%          1.76%          1.78%          1.79%
   Net investment income(b) .............     4.24%          4.55%          4.58%          4.61%          4.83%
Portfolio turnover rate .................       47%            35%            63%           194%           415%



See footnote summary on page 107.


--------------------------------------------------------------------------------
94 o AllianceBernstein Municipal Income Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                 Insured National Portfolio
                                           -------------------------------------------------------------------
                                                                       Class A
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $10.11         $ 9.92         $10.07         $ 9.58         $ 9.33
Income From Investment
   Operations
Net investment income(b)(c) .............      .44            .47            .45            .45            .45
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .20            .14           (.14)           .50            .26
Net increase in net asset value
   from operations ......................      .64            .61            .31            .95            .71
Less: Dividends and
Distributions
Dividends from net
   investment income ....................     (.46)          (.42)          (.45)          (.45)          (.45)
Distributions in excess of
   net investment income ................       -0-            -0-          (.01)          (.01)          (.01)
Total dividends
   and distributions ....................     (.46)          (.42)          (.46)          (.46)          (.46)
Net asset value, end of period ..........   $10.29         $10.11         $ 9.92         $10.07         $ 9.58
Total Return
Total investment return based
   on net asset value(d) ................     6.42%          6.32%          3.13%         10.11%          7.84%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...................... $129,888       $139,179       $164,154       $169,744       $161,977
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.03%          1.04%          1.01%          1.04%          1.09%
   Expenses, before fee
      waivers ...........................     1.18%          1.16%          1.13%          1.14%          1.16%
   Net investment income(b) .............     4.28%          4.69%          4.49%          4.53%          4.83%
Portfolio turnover rate .................       12%            28%            43%           105%           311%



See footnote summary on page 107.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 95

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Insured National Portfolio
                                           -------------------------------------------------------------------
                                                                       Class B
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $10.09         $ 9.89         $10.05         $ 9.56         $ 9.31
Income From Investment
   Operations
Net investment income(b)(c) .............      .36            .40            .37            .38            .40
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .19            .16           (.14)           .50            .26
Net increase in net asset value
   from operations ......................      .55            .56            .23            .88            .66
Less: Dividends and
Distributions
Dividends from net
   investment income ....................     (.38)          (.36)          (.38)          (.38)          (.40)
Distributions in excess of
   net investment income ................       -0-            -0-          (.01)          (.01)          (.01)
Total dividends
   and distributions ....................     (.38)          (.36)          (.39)          (.39)          (.41)
Net asset value, end of period ..........   $10.26         $10.09         $ 9.89         $10.05         $ 9.56
Total Return
Total investment return based
   on net asset value(d) ................     5.60%          5.71%          2.34%          9.39%          7.10%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ......................  $22,968        $34,243        $35,048        $35,326        $25,070
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.74%          1.75%          1.72%          1.75%          1.80%
   Expenses, before fee
      waivers ...........................     1.89%          1.87%          1.84%          1.85%          1.87%
   Net investment income(b) .............     3.58%          4.00%          3.79%          3.83%          4.12%
Portfolio turnover rate .................       12%            28%            43%           105%           311%



See footnote summary on page 107.


--------------------------------------------------------------------------------
96 o AllianceBernstein Municipal Income Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                 Insured National Portfolio
                                           -------------------------------------------------------------------
                                                                       Class C
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $10.09         $ 9.90         $10.05         $ 9.56         $ 9.32
Income From Investment
   Operations
Net investment income(b)(c) .............      .37            .40            .37            .38            .40
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .19            .15           (.13)           .50            .25
Net increase in net asset value
   from operations ......................      .56            .55            .24            .88            .65
Less: Dividends and
Distributions
Dividends from net
   investment income ....................     (.38)          (.36)          (.38)          (.38)          (.40)
Distributions in excess of
   net investment income ................       -0-            -0-          (.01)          (.01)          (.01)
Total dividends
   and distributions ....................     (.38)          (.36)          (.39)          (.39)           .41)
Net asset value, end of period ..........   $10.27         $10.09         $ 9.90         $10.05         $ 9.56
Total Return
Total investment return based
   on net asset value(d) ................     5.71%          5.60%          2.44%          9.39%          6.98%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ......................  $12,198        $14,149        $17,592        $16,650        $13,930
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.73%          1.74%          1.71%          1.74%          1.80%
   Expenses, before fee
      waivers ...........................     1.88%          1.86%          1.83%          1.85%          1.85%
   Net investment income(b) .............     3.59%          3.98%          3.78%          3.84%          4.14%
Portfolio turnover rate .................       12%            28%            43%           105%           311%



See footnote summary on page 107.


--------------------------------------------------------------------------------
                                    AllianceBernstein Municipal Income Fund o 97

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    New York Portfolio
                                           -------------------------------------------------------------------
                                                                       Class A
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $ 9.79         $ 9.69         $ 9.93          $ 9.70        $ 9.45
Income From Investment
   Operations
Net investment income(b)(c) .............      .48            .50            .53            .53            .52
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .15            .11           (.25)           .22            .25
Net increase in net asset value
   from operations ......................      .63            .61            .28            .75            .77
Less: Dividends
Dividends from net
   investment income ....................     (.49)          (.51)          (.52)          (.52)          (.52)
Total dividends .........................     (.49)          (.51)          (.52)          (.52)          (.52)
Net asset value, end of period ..........   $ 9.93         $ 9.79         $ 9.69         $ 9.93         $ 9.70
Total Return
Total investment return based
   on net asset value(d) ................     6.58%          6.39%          2.89%          7.86%          8.42%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...................... $280,213       $311,596       $322,621       $326,500       $259,997
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................      .59%          0.58%           .58%           .59%           .77%
   Expenses, before fee
      waivers ...........................     1.05%          1.06%          1.05%          1.04%          1.10%
   Net investment income(b) .............     4.93%          5.09%          5.42%          5.28%          5.46%
Portfolio turnover rate .................       33%           35 %            33%            92%           187%


See footnote summary on page 107.


--------------------------------------------------------------------------------
98 o AllianceBernstein Municipal Income Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                    New York Portfolio
                                           -------------------------------------------------------------------
                                                                       Class B
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $ 9.78         $ 9.68         $ 9.93         $ 9.70         $ 9.45
Income From Investment
   Operations
Net investment income(b)(c) .............      .41            .43            .46            .45            .45
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .15            .11           (.26)           .23            .25
Net increase in net asset value
   from operations ......................      .56            .54            .20            .68            .70
Less: Dividends
Dividends from net
   investment income ....................     (.42)          (.44)          (.45)          (.45)          (.45)
Total dividends .........................     (.42)          (.44)          (.45)          (.45)          (.45)
Net asset value, end of period ..........   $ 9.92         $ 9.78         $ 9.68         $ 9.93         $ 9.70
Total Return
Total investment return based
   on net asset value(d) ................     5.85%          5.64%          2.04%          7.10%          7.61%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...................... $151,474       $171,881       $184,700       $165,787       $100,651
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.30%          1.29%          1.29%          1.30%          1.48%
   Expenses, before fee
      waivers ...........................     1.76%          1.77%          1.78%          1.76%          1.81%
   Net investment income(b) .............     4.22%          4.38%          4.70%          4.59%          4.75%
Portfolio turnover rate .................       33%            35%            33%            92%           187%



See footnote summary on page 107.


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 99

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    New York Portfolio
                                           -------------------------------------------------------------------
                                                                       Class C
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $ 9.78         $ 9.68         $ 9.94         $ 9.71         $ 9.45
Income From Investment
   Operations
Net investment income(b)(c) .............      .41            .43            .46            .46            .45
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .15            .11           (.27)           .22            .26
Net increase in net asset value
   from operations ......................      .56            .54            .19            .68            .71
Less: Dividends
Dividends from net
   investment income ....................     (.42)          (.44)          (.45)          (.45)          (.45)
Total dividends .........................     (.42)          (.44)          (.45)          (.45)          (.45)
Net asset value,
   end of period ........................   $ 9.92         $ 9.78         $ 9.68         $ 9.94         $ 9.71
Total Return
Total investment return based
   on net asset value(d) ................     5.85%          5.64%          1.94%          7.09%          7.72%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ......................  $45,121        $52,206        $57,386        $54,631        $42,888
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.29%          1.29%          1.29%          1.30%          1.47%
   Expenses, before fee
      waivers ...........................     1.75%          1.77%          1.77%          1.76%          1.80%
   Net investment income(b) .............     4.23%          4.38%          4.71%          4.60%          4.76%
Portfolio turnover rate .................       33%            35%            33%            92%           187%



See footnote summary on page 107.


--------------------------------------------------------------------------------
100 o AllianceBernstein Municipal Income Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                    California Portfolio
                                           -------------------------------------------------------------------
                                                                       Class A
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $10.63         $10.84         $11.00         $10.88         $10.58
Income From Investment
   Operations
Net investment income(b)(c) .............      .51            .53            .55            .54            .56
Net realized and unrealized gain
   (loss) on investment
   transactions .........................      .30           (.19)          (.15)           .14            .30
Net increase in net asset value
   from operations ......................      .81            .34            .40            .68            .86
Less: Dividends and
Distributions
Dividends from net
   investment income ....................     (.51)          (.55)          (.54)          (.54)          (.56)
Distributions in excess of
   net investment income ................       -0-            -0-          (.02)          (.02)            -0-
Total dividends and
   distributions ........................     (.51)          (.55)          (.56)          (.56)          (.56)
Net asset value, end of period ..........   $10.93         $10.63         $10.84         $11.00         $10.88
Total Return
Total investment return based
   on net asset value(d) ................     7.80%          3.15%          3.82%          6.47%          8.38%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...................... $587,874       $644,868       $725,242       $755,947       $714,654
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................      .78%          0.77%           .76%           .77%           .84%
   Expenses, before fee
      waivers ...........................     1.01%          1.02%          1.01%          1.02%          1.04%
   Net investment income(b) .............     4.75%          4.93%          5.05%          4.98%          5.32%
Portfolio turnover rate .................       34%            33%            23%            78%           124%



See footnote summary on page 107.


--------------------------------------------------------------------------------
                                   AllianceBernstein Municipal Income Fund o 101

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    California Portfolio
                                           -------------------------------------------------------------------
                                                                       Class B
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $10.63         $10.84         $11.00         $10.88         $10.58
Income From Investment
   Operations
Net investment income(b)(c) .............      .44            .46            .47            .46            .48
Net realized and unrealized gain
   (loss) on investment
   transactions .........................      .30           (.20)          (.14)           .15            .30
Net increase in net asset value
   from operations ......................      .74            .26            .33            .61            .78
Less: Dividends and
Distributions
Dividends from net investment
   income ...............................     (.44)          (.47)          (.47)          (.46)          (.48)
Distributions in excess of
   net investment income ................       -0-            -0-          (.02)          (.03)            -0-
Total dividends and
   distributions ........................     (.44)          (.47)          (.49)          (.49)          (.48)
Net asset value, end of period ..........   $10.93         $10.63         $10.84         $11.00         $10.88
Total Return
Total investment return based
   on net asset value(d) ................     7.05%          2.43%          3.10%          5.74%          7.60%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...................... $175,215       $237,147       $279,697       $269,726       $222,897
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.48%          1.48%          1.46%          1.48%          1.54%
   Expenses, before fee
      waivers ...........................     1.71%          1.73%          1.72%          1.73%          1.74%
   Net investment income(b) .............     4.05%          4.22%          4.35%          4.26%          4.61%
Portfolio turnover rate .................       34%            33%            23%            78%           124%


See footnote summary on page 107.


--------------------------------------------------------------------------------
102 o AllianceBernstein Municipal Income Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                    California Portfolio
                                           -------------------------------------------------------------------
                                                                       Class C
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
beginning of period .....................   $10.63         $10.84        $11.00          $10.88         $10.58
Income From Investment
Operations
Net investment income(b)(c) .............      .44            .46            .47            .46            .48
Net realized and unrealized gain
(loss) on investment
transactions ............................      .30           (.20)          (.14)           .15            .30
Net increase in net asset value
from operations .........................      .74            .26            .33            .61            .78
Less: Dividends and
Distributions
Dividends from net
investment income .......................     (.44)          (.47)          (.47)          (.46)          (.48)
Distributions in excess of
net investment income ...................       -0-            -0-          (.02)          (.03)            -0-
Total dividends and
distributions ...........................     (.44)          (.47)          (.49)          (.49)          (.48)
Net asset value, end of period ..........   $10.93         $10.63         $10.84         $11.00         $10.88
Total Return
Total investment return based
on net asset value(d) ...................     7.05%          2.43%          3.10%          5.74%          7.60%
Ratios/Supplemental Data
Net assets, end of period
(000's omitted) ......................... $141,031       $170,003       $209,008       $211,502       $156,156
Ratio to average net assets of:
     Expenses, net of fee
  waivers ...............................     1.48%          1.47%          1.46%          1.47%          1.54%
     Expenses, before fee
  waivers ...............................     1.71%          1.72%          1.71%          1.72%          1.74%
     Net investment income(b) ...........     4.05%          4.23%          4.35%          4.25%          4.62%
Portfolio turnover rate .................       34%            33%            23%            78%           124%



See footnote summary on page 107.


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 103

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Insured California Portfolio
                                           -------------------------------------------------------------------
                                                                       Class A
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $14.03         $14.17         $14.45         $13.74         $13.11
Income From Investment
   Operations
Net investment income(b)(c) .............      .61            .60            .62            .63            .64
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .18           (.12)          (.12)           .74            .63
Net increase in net asset value
   from operations ......................      .79            .48            .50           1.37           1.27
Less: Dividends and
Distributions
Dividends from net
   investment income ....................     (.61)          (.62)          (.62)          (.63)          (.64)
Distributions in excess of
   net investment income ................       -0-            -0-          (.04)          (.03)            -0-
Distributions from net
   realized gain on
   investment transactions ..............       -0-            -0-          (.12)            -0-            -0-
Total dividends and
   distributions ........................     (.61)          (.62)          (.78)          (.66)          (.64)
Net asset value,
   end of period ........................   $14.21         $14.03         $14.17         $14.45         $13.74
Total Return
Total investment return based
   on net asset value(d) ................     5.75%          3.39%          3.65%         10.16%         10.02%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...................... $103,414       $124,817       $144,973       $168,469       $115,983
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.00%          1.07%          1.03%          1.04%          1.09%
   Expenses, before fee
     waivers ............................     1.07%          1.07%          1.03%          1.04%          1.09%
   Net investment income(b) .............     4.29%          4.24%          4.43%          4.44%          4.82%
Portfolio turnover rate .................        5%            34%            31%           140%           174%



See footnote summary on page 107.


--------------------------------------------------------------------------------
104 o AllianceBernstein Municipal Income Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                               Insured California Portfolio
                                           -------------------------------------------------------------------
                                                                       Class B
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
beginning of period .....................   $14.02         $14.16         $14.46         $13.75         $13.11
Income From Investment
Operations
Net investment income(b)(c) .............      .50            .50            .52            .52            .54
Net realized and unrealized
gain (loss) on investment
transactions ............................      .19           (.12)          (.14)           .75            .64
Net increase in net asset value
from operations .........................      .69            .38            .38           1.27           1.18
Less: Dividends and
Distributions
Dividends from net
investment income .......................     (.51)          (.52)          (.53)          (.52)          (.54`)
Distributions in excess of
net investment income ...................       -0-            -0-          (.03)          (.04)            -0-
Distributions from net
realized gain on
investment transactions .................       -0-            -0-          (.12)            -0-            -0-
Total dividends and
distributions ...........................     (.51)          (.52)          (.68)          (.56)          (.54)
Net asset value, end of period ..........   $14.20         $14.02         $14.16         $14.46         $13.75
Total Return
Total investment return based
on net asset value(d) ...................     5.02%          2.67%          2.76%          9.38%          9.27%
Ratios/Supplemental Data
Net assets, end of period
(000's omitted) .........................  $21,559        $29,285        $33,133        $27,015        $18,925
Ratio to average net assets of:
     Expenses, net of fee
  waivers ...............................     1.71%          1.77%          1.73%          1.74%          1.79%
     Expenses, before fee
  waivers ...............................     1.77%          1.77%          1.73%          1.74%          1.79%
     Net investment income(b) ...........     3.58%          3.52%          3.70%          3.72%          4.11%
Portfolio turnover rate .................        5%            34%            31%           140%           174%



See footnote summary on page 107.


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 105

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Insured California Portfolio
                                           -------------------------------------------------------------------
                                                                       Class C
                                           -------------------------------------------------------------------
                                                                Year Ended October 31,
                                           -------------------------------------------------------------------
                                              2004(a)        2003           2002           2001           2000
                                           -------------------------------------------------------------------
Net asset value,
   beginning of period ..................   $14.02         $14.16         $14.47         $13.75         $13.11
Income From Investment
   Operations
Net investment income(b)(c) .............      .51            .50            .52            .52            .54
Net realized and unrealized
   gain (loss) on investment
   transactions .........................      .18           (.12)          (.15)           .76            .64
Net increase in
   net asset value from
   operations ...........................      .69            .38            .37           1.28           1.18
Less: Dividends and
Distributions
Dividends from net
   investment income ....................     (.51)          (.52)          (.53)          (.52)          (.54)
Distributions in excess of
   net investment income ................       -0-            -0-          (.03)          (.04)            -0-
Distributions from net
   realized gain on
   investment transactions ..............       -0-            -0-          (.12)            -0-            -0-
Total dividends and
   distributions ........................     (.51)          (.52)          (.68)          (.56)          (.54)
Net asset value, end of period ..........   $14.20         $14.02         $14.16         $14.47         $13.75
Total Return
Total investment return based
   on net asset value(d) ................     5.02%          2.67%          2.69%          9.46%          9.27%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ......................  $19,603        $21,951        $22,715        $20,541        $15,536
Ratio to average net assets of:
   Expenses, net of fee
      waivers ...........................     1.70%          1.77%          1.73%          1.74%          1.79%
   Expenses, before fee
      waivers ...........................     1.77%          1.77%          1.73%          1.74%          1.79%
   Net investment income(b) .............     3.59%          3.53%          3.71%          3.73%          4.12%
Portfolio turnover rate .................        5%            34%            31%           140%           174%



See footnote summary on page 107.


--------------------------------------------------------------------------------
106 o AllianceBernstein Municipal Income Fund

Financial Highlights

(a) As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effects of these changes for the year ended October 31, 2004 were as follows:

                                                   Realized
                                                and Unrealized    Ratio of Net
                                                Gain (Loss) on    Investment
                                Investment        Investment       Income
                                  Income         Transactions      to Average
                                Per Share*        Per Share*       Net Assets
                              --------------------------------------------------
     National Portfolio
          Class A ..........      $ .00            $ .00            .01%
          Class B ..........        .00              .00            .01%
          Class C ..........        .00              .00            .01%
     Insured National Portfolio
          Class A ..........        .00              .00           .01%
          Class B ..........        .00              .00           .01%
          Class C ..........        .00              .00           .01%
     New York Portfolio
          Class A ..........        .00              .00           .05%
          Class B ..........        .00              .00           .05%
          Class C ..........        .00              .00           .05%
     California Portfolio
          Class A ..........        .00              .00        .00%121
          Class B ..........        .00              .00        .00%122
          Class C ..........        .00              .00        .00%123
     Insured California Portfolio
          Class A ..........        .00              .00        .00%124
          Class B ..........        .00              .00        .00%125
          Class C ..........        .00              .00        .00%126

* Per share amounts less than $0.01

+ Amount is less than .01%


(b) Net of fees waived by the Adviser.

(c) Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 107

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of AllianceBernstein Municipal Income Fund, Inc.
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), (comprising, respectively, the National, Insured National, New York, California, and Insured California Portfolios) as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with standards of The Public Company Accounting Firm (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the AllianceBernstein Municipal Income Fund, Inc. at October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
                                                           ---------------------
                                                           New York, New York
                                                           December 15, 2004


--------------------------------------------------------------------------------
108 o AllianceBernstein Municipal Income Fund

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Donald J. Robinson(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Robert B. Davidson, III, Senior Vice President
Douglas J. Peebles, Senior Vice President
Jeffrey S. Phlegar, Senior Vice President
David M. Dowden(2), Vice President
Terrance T. Hults(2), Vice President
William E. Oliver, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public
Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672



(1) Member of the Audit Committee and the Governance and Nominating Committee.

(2) Messrs. Dowden and Hults are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 109

MANAGEMENT OF THE FUND

Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                        PORTFOLIOS
                                                                          IN FUND              OTHER
     NAME, ADDRESS,                   PRINCIPAL                           COMPLEX          DIRECTORSHIPS
     DATE OF BIRTH,                 OCCUPATION(S)                       OVERSEEN BY           HELD BY
     (YEAR ELECTED)              DURING PAST 5 YEARS                     DIRECTOR             DIRECTOR
---------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS

William H. Foulk, Jr. #         Investment Adviser and an                   113                None
2 Sound View Drive              Independent Consultant. He was
Suite 100                       formerly Senior Manager of Barrett
Greenwich, CT 06830             Associates, Inc., a registered
Chairman of the Board           investment adviser, with which he
9-7-1932                        had been associated since prior to
(1998)                          1999. Formerly Deputy Comptroller
                                and Chief Investment Officer of the
                                State of New York and, prior thereto,
                                Chief Investment Officer of the New
                                York Bank for Savings.

Ruth Block #**                  Formerly Executive Vice President            94                None
500 SE Mizner Blvd.,            and Chief Insurance Officer of The
Boca Raton, FL 33432            Equitable Life Assurance Society
11-7-1930                       of the United States; Chairman and
(1987)                          Chief Executive Officer of Evlico;
                                Director of Avon, BP (oil and gas),
                                Ecolab Incorporated (specialty chemicals),
                                Tandem Financial Group and Donaldson,
                                Lufkin & Jenrette Securities Corporation;
                                and former Governor at Large, National
                                Association of Securities Dealers, Inc.

David H. Dievler #              Independent consultant. Until                98                None
P.O. Box 167                    December 1994 he was Senior
Spring Lake, NJ 07762           Vice President of Alliance Capital
10-23-1929                      Management Corporation ("ACMC")
(1987)                          responsible for mutual fund
                                administration. Prior to joining
                                ACMC in 1984, he was Chief Financial
                                Officer of Eberstadt Asset Management
                                since 1968. Prior to that he was a
                                Senior Manager at Price Waterhouse & Co.
                                Member of American Institute of Certified
                                Public Accountants since 1953.



--------------------------------------------------------------------------------
110 o AllianceBernstein Municipal Income Fund

                                                                        PORTFOLIOS
                                                                          IN FUND              OTHER
     NAME, ADDRESS,                   PRINCIPAL                           COMPLEX          DIRECTORSHIPS
     DATE OF BIRTH,                 OCCUPATION(S)                       OVERSEEN BY           HELD BY
     (YEAR ELECTED)              DURING PAST 5 YEARS                     DIRECTOR             DIRECTOR
---------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

John H. Dobkin #                Consultant. He was Formerly President        96                None
P.O. Box 12                     of Save Venice, Inc. (preservation
Annandale, NY 12504             organization) from 2001-2002,
2-19-1942                       Senior Advisor from June 1999-
(1998)                          June 2000 and President of
                                Historic Hudson Valley (historic
                                preservation) from December 1989-
                                May 1999. Previously, Director of the
                                National Academy of Design and during
                                1988-1992, he was Director and Chairman
                                of the Audit Committee of ACMC.

Donald J. Robinson #            Senior Counsel to the law firm of            95                None
98 Hell's Peak Road             Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                since prior to 1999. Formerly a
8-24-1934                       senior partner and a member of
(1996)                          the Executive Committee of that
                                firm. He was also a member and Chairman
                                of the Municipal Securities Rulemaking
                                Board and Trustee of the Museum of the
                                City of New York.

INTERESTED DIRECTOR
Marc O. Mayer +                 Executive Vice President of ACMC             66                None
1345 Avenue of the              since 2001; prior thereto, Chief
Americas                        Executive Officer of Sanford C.
New York, NY 10105              Bernstein & Co., LLC and its
10-2-1957                       predecessor since prior to 1999.
(2003)


*   There is no stated term of office of the Fund's Directors.

** Ms.Block was an "interested person", as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,396. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.

#   Member of the Audit Committee and the Governance and Nominating Committee.

+ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC the investment adviser.


--------------------------------------------------------------------------------
                                   AllianceBernstein Municipal Income Fund o 111

Officer Information
Certain information concerning the Fund's Officers is listed below.


        NAME, ADDRESS*              POSITION(S)           PRINCIPAL OCCUPATION
     AND DATE OF BIRTH            HELD WITH FUND          DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------
Marc O.Mayer                    President and Chief      See biography above.
10-2-1957                       Executive Officer

Philip L. Kirstein              Senior Vice President    Senior Vice President, Independent
5-29-1945                       and Independent          Compliance Officer-Mutual Funds
                                Compliance Officer       of ACMC with which he has been associated
                                                         since October 2004. Prior thereto, he was
                                                         of Counsel to Kirkpatrick & Lockhart, LLP
                                                         from 2003 to October 2004, and General
                                                         Counsel and First Vice President of
                                                         Merrill Lynch Investment Managers, LLP
                                                         since prior to 1999.

(Guy) Robert B.                 Senior Vice President    Senior Vice President of ACMC,** with
Davidson, III                                            which he has been associated since
4-8-1961                                                 prior to 1999.

Douglas J. Peebles              Senior Vice President    Executive Vice President of ACMC, with
                                                         which he has been associated since prior
                                                         to 1999.

Jeffrey S. Phlegar              Senior Vice President    Executive Vice President of ACMC with
                                                         which he has been associated since prior
                                                         to 1999.

David M. Dowden                 Vice President           Senior Vice President of ACMC,** with
11-21-1965                                               which he has been associated since prior
                                                         to 1999.

Terrance T. Hults               Vice President           Senior Vice President of ACMC,** with
5-17-1966                                                which he has been associated since prior
                                                         to 1999.

William E. Oliver               Vice President           Senior Vice President of ACMC.** with
9-21-1949                                                which he has been associated since prior
                                                         to 1999.




* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM andAGIS are affiliates of the Fund. The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without a charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
112 o AllianceBernstein Municipal Income Fund


        NAME, ADDRESS*              POSITION(S)           PRINCIPAL OCCUPATION
     AND DATE OF BIRTH            HELD WITH FUND          DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------
Mark R. Manley                  Secretary                Senior Vice President, Deputy
10-23-1962                                               General Counsel and Chief Compliance
                                                         Officer of ACMC,** with which he has been
                                                         associated since prior to 1999.

Mark D. Gersten                 Treasurer and Chief      Senior Vice President of Alliance Global
10-4-1950                       Financial Office         Investor Services, Inc. ("AGIS"),** and a
                                                         Vice President of AllianceBernstein
                                                         Investment Research and Management, Inc.
                                                         ("ABIRM"),** with which he has been
                                                         associated since prior to 1999.

Thomas R. Manley                Controller               Vice President of ACMC, ** with which
8-3-1951                                                 he has been associated since prior to 1999.




* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM andAGIS are affiliates of the Fund. The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without a charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.



--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 113

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Fund

Global & International
All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Value Funds

Domestic
Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund**
Utility Income Fund
Value Fund

Global & International
Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio
Municipal Bond Funds
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II



We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest. * Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Effective February 1, 2005, Small Cap Value Fund will be renamed Small/Mid-Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
114 o AllianceBernstein Municipal Income Fund

NOTES


--------------------------------------------------------------------------------
AllianceBernstein Municipal Income Fund o 115

NOTES


--------------------------------------------------------------------------------
116 o AllianceBernstein Municipal Income Fund

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO]ALLIANCEBERNSTEIN(SM)
      Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


MUNIAR1004

ITEM 2.       CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent auditor Ernst & Young LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include multi-class distribution testing, advice and education on accounting and auditing issues, and consent letters; and (iii) tax compliance, tax advice and tax return preparation.

                                                                       Audit-Related
                                                        Audit Fees         Fees             Tax Fees

California Portfolio                         2003          $26,500        $2,317            $19,124
                                             2004          $28,500        $2,398            $30,702
Insured California Portfolio                 2003          $26,500        $2,278             $7,771
                                             2004          $28,500        $2,398            $11,193
National Portfolio                           2003          $26,500        $2,298            $12,511
                                             2004          $28,500        $2,398            $19,621
Insured National Portfolio                   2003          $26,500        $2,277             $7,838
                                             2004          $28,500        $2,398            $11,442
New York Portfolio                           2003          $26,500        $2,295            $11,871
                                             2004          $28,500        $2,398            $19,009


(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):

                                                                                              Total Amount of
                                                                                             Foregoing Column
                                                                                            Pre-approved by the
                                                                                              Audit Committee
                                                                     All Fees for          (Portion Comprised of
                                                                  Non-Audit Services        Audit Related Fees)
                                                                   Provided to the         (Portion Comprised of
                                                                Portfolio, the Adviser           Tax Fees)
                                                                and Service Affiliates

California Portfolio                         2003                       $770,406                  $408,441
                                                                                                  $389,317
                                                                                                   $19,124
                                             2004                     $1,134,832                  $183,100
                                                                                                  $152,398
                                                                                                   $30,702
Insured California Portfolio                 2003                       $759,014                  $397,049
                                                                                                  $389,278
                                                                                                    $7,771
                                             2004                     $1,115,323                  $163,591
                                                                                                  $152,398
                                                                                                   $11,193
National Portfolio                           2003                       $763,774                  $401,809
                                                                                                  $389,298
                                                                                                   $12,511
                                             2004                     $1,123,751                  $172,019
                                                                                                  $152,398
                                                                                                   $19,621
Insured National Portfolio                   2003                       $759,080                  $397,115
                                                                                                  $389,277
                                                                                                    $7,838
                                             2004                     $1,115,572                  $163,840
                                                                                                  $152,398
                                                                                                   $11,442
New York Portfolio                           2003                       $763,131                  $401,166
                                                                                                  $389,295
                                                                                                   $11,871
                                             2004                     $1,123,139                  $171,407
                                                                                                  $152,398
                                                                                                   $19,009
                                                                                            (             )


(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

  Exhibit No.    DESCRIPTION OF EXHIBIT

  11 (a) (1)     Code of ethics that is subject to the disclosure of Item 2 hereof

  11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

  11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

  11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
                 Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:      /s/ Marc O. Mayer
         -------------------
         Marc O. Mayer
         President

Date:    December 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -------------------
         Marc O. Mayer
         President

Date:    December 31, 2004

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    December 31, 2004